As filed with the Securities and Exchange Commission on February 25, 2005.
                                                      Registration No. 333-67003
                                                               File No. 811-9044
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Post-Effective Amendment No.8



         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 10


                    NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
                           (Exact Name of Registrant)



                         NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                             One National Life Drive
                            Montpelier, Vermont 05604
                                 (802) 229-3113
                         -------------------------------

                                D. Russell Morgan
                            Chief Compliance Officer
                         National Life Insurance Company
                             One National Life Drive
                            Montpelier, Vermont 05604
                (name and complete address of agent for service)
                         -------------------------------

                                    Copy to:
                              Stephen E. Roth, Esq.
                         Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                            Washington, DC 20004-2404
                         -------------------------------

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b)
___ on (date) pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(1)
_X_ on May 2, 2005 pursuant to paragraph (a)(1) of Rule 485

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in a Variable Universal Life Account under surviviorship flexible premium variable universal life policies

                            SENTINEL BENEFIT PROVIDER
          A Variable Universal Life Insurance Policy Intended Primarily
                            for the Corporate Market


                               P R O S P E C T U S
                                Dated May 2, 2005



--------------------------------------------------------------------------------
                         National Life Insurance Company
           Home Office: National Life Drive, Montpelier, Vermont 05604
                                 1-800-278-3413
                    National Variable Life Insurance Account

--------------------------------------------------------------------------------


    This Prospectus describes the Sentinel Benefit Provider Policy, a flexible premium variable universal life insurance policy offered by National Life Insurance Company. The policy has an insurance component and an investment component. Owners of policies can make premium payments at various times and in various amounts. You can also allocate premiums among a number of funds with different investment objectives and you can increase or decrease the death benefit payable under your policy. You may also choose between two death benefit compliance tests at the time your policy is issued.

    You may allocate premium payments to the National Variable Life Insurance Account, a separate account of National Life. This separate account currently has thirty-one subaccounts, each of which buys shares of specific fund portfolios. The available funds are shown below.




--------------------------------------------------------------------------------------------------------------------------
Managed by NL Capital       Managed by Fred Alger        Managed by American Century           Managed by Deutsche Asset
---------------------       ---------------------        ---------------------------           -------------------------
Management, Inc.            Management, Inc.             Investment Management, Inc            Management, Inc.
----------------            ----------------             --------------------------            ----------------
--------------------------------------------------------------------------------------------------------------------------
Sentinel Variable           Alger American Fund          American Century Variable             Scudder VIT Funds
Products Trust                                           Portfolios, Inc.


Common Stock Fund           Growth Portfolio               VP Income & Growth Portfolio        EAFE(R) Equity Index Fund
Mid Cap Growth Fund         Leveraged AllCap Portfolio     VP Value Portfolio                  Equity 500 Index Fund
Small Company Fund          Small Capitalization Portfolio VP Inflation Protection             Small Cap Index Fund
Growth Index Fund                                          Portfolio
Balanced Fund
Bond Fund
Money Market Fund


Managed by The Dreyfus      Managed by Fidelity           Managed by AIM Advisors, Inc.        Man aged by J.P. Morgan
----------------------      -------------------           -----------------------------        -----------------------
Corporation                 Management & Research Company                                      Investment Management, Inc.
-----------                 -----------------------------                                      ---------------------------

Dreyfus Socially Responsible Fidelity Variable Insurance   AIM Variable Insurance Funds          J.P. Morgan Series Trust II
Growth Fund                  Product Funds                 AIM VI - Dynamics Fund                JP Morgan International
                             Investment Grade Bond         AIM VI - Health Sciences Fund             Equity Portfolio
                             Overseas Portfolio            AIM VI - Technology Fund              JP Morgan Small
                                                                                                      Company Portfolio


Managed by Morgan Stanley   Managed by Neuberger Berman     Managed by
Investment Management, Inc. Management, Inc.
--------------------------  ---------------------------     --------------------------


Morgan Stanley Universal     Neuberger Berman Advisers     Wells Fargo Funds
Institutional Funds          Management Trust
  Emerging Markets Equity      Partners Portfolio          Wells Fargo Advantage
Portfolio                                                      Discovery Variable Trust Fund
  Core Plus Fixed Income                                   Wells Fargo Advantage
Portfolio                                                      Opportunity Variable Trust Fund
  High Yield Portfolio
  U. S. Real Estate Portfolio

--------------------------------------------------------------------------------------------------------------------------


    The value in each subaccount will depend upon the investment results of the portfolios you select. The policy's value and death benefit will fluctuate based on the investment results of the chosen portfolios and the deduction of charges. You bear the entire investment risk for all amounts allocated to the various portfolios. There is no guaranteed minimum value for any of the portfolios. We do not guarantee any minimum account value. You could lose some or all of your money. You must receive, with this prospectus, current prospectuses for all of the portfolios. We recommend that you read this prospectus and the prospectuses for the portfolios carefully. You should keep all prospectuses for later reference.

    It may not be advantageous to purchase this policy as a replacement for another type of life insurance or as a means to obtain additional insurance protection if you already own another variable universal life insurance policy. It may also not be advantageous for you to finance the purchase of this policy through use of a loan or through making withdrawals from another policy that you already own.

    The Securities and Exchange Commission has not approved or disapproved the policy or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS


                                                                            Page
Summary of the Benefits and Risks of the Policy...............................1
     Summary of Principal Policy Benefits.....................................1
     Summary of the Principal Risks of Purchasing a Policy....................
     Fee Tables...............................................................
National Life Insurance Company ..............................................
The Separate Account and the Portfolios.......................................
     The Separate Account ....................................................
     The Portfolios...........................................................
     Addition, Deletion or Substitution of Investments........................
     Voting Portfolio Shares..................................................
     Net Investment Return of the Variable Account............................
The Policy....................................................................
     Purchasing a Policy......................................................
     Premiums.................................................................
     Transfers................................................................
     Transfer Right for Change in Investment Policy...........................
     Available Automated Fund Management Features.............................
     Account Value............................................................
     Enhancement to Cash Surrender Value in Early Policy Years................
Death Benefit.................................................................
     Ability to Adjust Face Amount............................................
     Payment of Policy Benefits...............................................
     Settlement Options.......................................................
Policy Loans..................................................................
Surrenders and Withdrawals....................................................
Lapse and Reinstatement.......................................................
Charges and Deductions........................................................
     Premium Loads............................................................
     Monthly Deduction........................................................
     Mortality and Expense Risk Charge........................................
     Separate Account Administration Charge...................................
     Transfer Charge..........................................................
     Other Charges............................................................
     Possible Charge for National Life's Taxes................................
Supplemental Term Insurance Rider.............................................
Federal Income Tax Considerations.............................................
     Introduction.............................................................
     Tax Status of the Policy.................................................
     Tax Treatment of Policy Benefits.........................................
     Possible Tax Law Changes.................................................
     Possible Charges for National Life's Taxes...............................
Distribution of the Policies..................................................
Legal Matters.................................................................
Other Policy Provisions.......................................................
Financial Statements..........................................................
Glossary.
Appendix A..................................................................A-1
Statement of Additional Information Table of Contents.......................B-1



The policy may not be available in all states. This prospectus does not offer the policy in any state in which we may not legally offer the policy. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.

The primary purpose of this variable life insurance policy is to provide insurance protection. We do not claim that the policy is in any way similar or comparable to an investment in a mutual fund.

                 SUMMARY OF THE BENEFITS AND RISKS OF THE POLICY

This summary provides you with a brief overview of the benefits and risks associated with the Policy. You should read the entire prospectus before purchasing the Policy. Important details regarding the Policy are contained in other sections of this prospectus. Please consult your agent and refer to your Policy for details. For your convenience, we have defined certain terms we use in the Glossary at the end of the prospectus.

SUMMARY OF PRINCIPAL POLICY BENEFITS

     LIFE INSURANCE PROTECTION.

     The Policy provides a means for an Owner to accumulate life insurance on the life of a specified Insured. Proceeds under the Policy can generally pass free of federal and state income tax at the death of an Insured.

     As long as your Policy remains in force, we will pay the Death Benefit to the Beneficiary, when we receive due proof of the death of the Insured. We will increase the Death Benefit by any additional benefits provided by a supplementary term insurance Rider. We will reduce the Death Benefit by any outstanding Policy loans and accrued interest and any unpaid Monthly Deductions.

         DEATH BENEFIT OPTION A AND OPTION B. We offer two Death Benefit options, which we call Option A and Option B. You may choose which option to apply to your Policy.

         If you choose Death Benefit Option A, the Death Benefit will be based on the greater of:

         - Face Amount; or
         - the Cash Surrender Value multiplied by a death benefit factor specified in the Policy.

         If you choose Death Benefit Option B, the Death Benefit will be based on the greater of:

         - the Face Amount plus the Accumulated Value; or
         - the Cash Surrender Value multiplied by the same death benefit factor that applies to option A.

The Policy must satisfy one of two death benefit compliance tests under federal income tax laws, the Guideline Premium Test or the Cash Value Accumulation Test. You must select on your application which of these tests will apply to your Policy, and your selection, once made, may not be changed. If you choose the cash Value Accumulation Test, then Option A is the only available Death Benefit option.

After a year, you may adjust the Death Benefit by increasing or decreasing the Face Amount of your Policy. If you have chosen the Guideline Premium Test as the federal tax death benefit compliance test, then after a year you may also change the Death Benefit option. See "Death Benefit." Changing the Face Amount or Death Benefit option may have tax consequences.

    o You can elect to include a Supplemental Term Insurance Rider in you Policy, which will increase the Death Benefit by the Supplemental Term Insurance Amount.

    o You may receive personalized illustrations in connection with the purchase of this Policy that reflect your own particular circumstances. These hypothetical illustrations may help you to understand the long-term effects of different levels of investment performance, the possibility of lapse, and the charges and deductions under the Policy. They will also help you to compare this Policy to other life insurance policies. The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or cash value.

CASH BENEFITS.

     You may borrow against your Policy. The maximum amount of all loans is in most states the Net Account Value less three times the Monthly Deduction for the next Monthly Policy Date. However, the maximum amount of all loans will be different in Vermont and in New York - see "Policy Loans", below. When you take a loan we will transfer an amount equal to the loan to our general account as Collateral. We charge interest on the loan, and we credit interest on Collateral. Loans may have adverse tax consequences. When the Death Benefit becomes payable or the Policy is surrendered, we will deduct Policy loans and accrued interest from the proceeds otherwise payable.

     After a year, you may request a Withdrawal of Net Account Value. However, you cannot withdraw more than the Net Account Value on the date we receive your request minus three times the most recent Monthly Deduction for the most recent Monthly Policy Date. Withdrawals may have tax consequences.

     You may surrender your Policy at any time and receive the Net Cash Surrender Value, if any. The Net Cash Surrender Value will equal the Cash Surrender Value less any Policy loan with accrued interest. Surrendering your Policy may have tax consequences.

VARIETY OF INVESTMENT OPTIONS.

     You may allocate Net Premiums among the subaccounts of the Separate Account. The subaccounts in the Separate Account invest in a wide variety of portfolios that cover a broad spectrum of investment objectives and risk tolerances.

     As your needs or financial goals change, you can change your investment mix by making transfers among the subaccounts of the Separate Account. Currently, you may make an unlimited number of such transfers without charge.

SUMMARY OF THE PRINCIPAL RISKS OF PURCHASING A POLICY

INVESTMENT RISK

     We cannot give any assurance that any portfolio will achieve its investment objectives. You bear the entire investment risk on the value of your Policy. In addition, we deduct Policy fees and charges from your Account Value, which can significantly reduce your Account Value. During times of poor performance, these deductions will have an even greater impact on your Account Value. You could lose everything you invest, and your Policy could lapse without value, unless you pay additional premium.


     Please note that frequent, large, or short-term transfers among Subaccounts, such as those associated with "market timing" transactions, can adversely affect the portfolios and the returns achieved by Owners. Such transfers may dilute the value of portfolio shares, interfere with the efficient management of the portfolios, and increase brokerage and administrative costs of the portfolios. To protect Owners and portfolios from such effects, we have developed market timing procedures. See "Disruptive Trading" below.

RISK OF LAPSE.

     If on any Monthly Policy Date the Net Account Value of a Policy is insufficient to cover the Monthly Deductions and other charges under the Policy, we will notify you of this, and the Policy will enter a 61-day Grace Period. If the Grace Period expires without a sufficient payment, the Policy will lapse, and will have no further value. This could happen: (1) if the investment returns on your chosen investment portfolios are lower than anticipated; (2) if you do not pay premiums at the levels you planned; or (3) if you take Policy loans. Your Policy generally will not lapse during the first 5 Policy Years so long as you pay the Cumulative Minimum Monthly Premium. However, any Withdrawal or Policy loan which reduces the Net Cash Surrender value may cause a lapse.

TAX RISKS.

     We anticipate that a Policy issued on the basis of a standard rate class should generally be deemed a life insurance contract under Federal tax law. However, due to limited guidance under the Federal tax law, there is some uncertainty about the application of the Federal tax law to Policies issued on a substandard basis (i.e., a rate class involving higher than standard mortality risk), particularly if you pay the full amount of premiums permitted under the Policy and you select the guideline premium tax compliance test. Please consult with a tax adviser about these consequences. Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, you should not be deemed to be in constructive receipt of the Policy's value until there is a distribution from the Policy. Moreover, Death Benefits payable under a Policy should generally be excludable from the gross income of the Beneficiary. As a result, your Beneficiary generally should not have to pay U.S. federal income tax on the Death Benefit, although other taxes, such as estate taxes, may apply.

     Depending on the total amount of premiums you pay, the Policy may be treated as a "Modified Endowment Contract" ("MEC") under Federal tax laws. If a Policy is treated as a MEC, then surrenders, Withdrawals, and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, Withdrawals and loans taken before you attain age 59 1/2. If a Policy is not a MEC, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions. However, the tax consequences associated with preferred loans are uncertain. Finally, neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax.

     See "Federal Tax Consequences," below. You should consult a qualified tax adviser for assistance in all Policy-related tax matters.

WITHDRAWAL AND SURRENDER RISKS.

     You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy's value in the near future. We designed the Policy to meet long-term financial goals. The Policy is not suitable as a short-term investment, for several reasons. These include the premium tax and distribution charges, and the possible adverse tax consequences from an early surrender

     Withdrawals are not permitted in the first Policy Year, and we will reduce the Face Amount by the amount of a Withdrawal if Death Benefit Option A is in effect. A surrender or Withdrawal may have tax consequences.

LOAN RISKS.

     A Policy loan, whether or not repaid, will affect the Account Value over time because we subtract the amount of the loan from the subaccounts of the Separate Account as Collateral, and this Collateral does not participate in the investment performance of the subaccounts of the Separate Account.

     We reduce the amount we pay on the Insured's death by the amount of any indebtedness. Your Policy may lapse if your indebtedness reduces the Net Account Value to zero.

     A loan may have tax consequences. In addition, if you surrender your Policy or allow it to lapse while a Policy loan is outstanding, the amount of the loan, to the extent that it has not previously been taxed, will be added to any amount you receive and taxed accordingly.

PORTFOLIO COMPANY RISKS

A comprehensive discussion of the risks of each portfolio may be found in the prospectus for such portfolio. Please refer to the portfolios' prospectuses for more information. THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS STATED INVESTMENT OBJECTIVE.


FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. If the amount of the charge depends on the personal characteristics of the Insured, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of an Insured with the characteristics set forth below. These charges may not be typical of the charges you will pay.

The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, take a Withdrawal from the Policy, or transfer Accumulated Value under the Policy among the subaccounts of the Separate Account.


------------------------------------------------------------------------------------------------------------------------
                                                   TRANSACTION FEES
--------------------------- -------------------- --------------------------------- -------------------------------------
CHARGE                      WHEN CHARGE IS       AMOUNT DEDUCTED - MAXIMUM         AMOUNT DEDUCTED - CURRENT CHARGE
                            DEDUCTED             GUARANTEED CHARGE
--------------------------- -------------------- --------------------------------- -------------------------------------
DISTRIBUTION CHARGE         Upon receipt of      15% of premiums paid up to the    From 15% of premiums paid up to the
                            each premium         Target Premium(1), plus 2.5% of   Target Premium(1), and 2.5% of
                            payment              premiums paid in excess of        premiums paid in excess of Target
                                                 Target Premium(2)                 Premium, to . 5% of premiums paid up to the
                                                                                   Target Premium,  and 2.5% of premiums
                                                                                   paid in excess of Target Premium,
                                                                                   depending on the Policy Year.(2)

--------------------------- -------------------- --------------------------------- -------------------------------------
PREMIUM TAX CHARGE:
                            Upon receipt of      An amount equal to the actual     An amount equal to the actual
                            each premium         amount of premium tax or          amount of premium tax or
                            payment              retaliatory tax assessed on       retaliatory tax assessed on sales
                                                 sales in the jurisdiction in      in the jurisdiction in which the
                                                 which the Policy is sold.         Policy is sold. Premium taxes may
                                                 Premium taxes may range from 2%   range from 2% to as a high as 12%
                                                 to as a high as 12% in certain    in certain jurisdictions in
                                                 jurisdictions in Kentucky.        Kentucky.

--------------------------- -------------------- --------------------------------- -------------------------------------



                                       4


--------------------------- -------------------- --------------------------------- -------------------------------------
CHARGE                      WHEN CHARGE IS       AMOUNT DEDUCTED - MAXIMUM         AMOUNT DEDUCTED - CURRENT CHARGE
                            DEDUCTED             GUARANTEED CHARGE
--------------------------- -------------------- --------------------------------- -------------------------------------
TRANSFER FEES               Upon transfer        $25 per transfer in excess of     None
                                                 12 transfers in any one
                                                 Policy Year
--------------------------- -------------------- --------------------------------- -------------------------------------
LOAN INTEREST SPREAD(3)     At the end of each   0.60% per annum of amount
                            Policy year, or      held as Collateral                From 0.47% to 0.22% annually of
                            upon death,surrender                                   amount held as Collateral(4)
                            or lapse, if earlier
--------------------------- -------------------- --------------------------------- -------------------------------------

(1) The Target Premium is an amount equal to 1.25 times the annual whole life premium which would apply to a Policy calculated by using the applicable 1980 Commissioners Standard Ordinary Mortality Table and an interest rate of 3.5%.
(2) The Distribution Charge is: for Policy Year 1; 13% of premiums paid up to the Target Premium, plus 0.5% of premiums paid in excess of Target Premium; for Policy Years 2 through 7: 15% of premiums paid up to the Target Premium, and 2.5% of premiums paid in excess of Target Premium; and for Policy Years 8 and thereafter: 5% of premiums paid up to the Target Premium, and 2.5% of premiums paid in excess of Target Premium.
(3) The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to the amount in your Collateral loan account (4% compounded annually).
(4) The current loan interest spread is, for Policy Year 1: 0.47% annually of amount held as Collateral; for Policy Years 8 - 10: 0.37% annually of amount held as Collateral; for Policy Years 11 -20: 0.27% annually of amount held as Collateral; and for Policy Years 21 and thereafter: 0.22% annually of amount held as Collateral.

                                      * * *

The next table describes the fees and expenses that you will pay periodically during the time you own the Policy, not including portfolio fees and expenses.


--------------------------------------------------------------------------------------------------------------------------
                                PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------------------------
------------------------------ ------------------------------ ---------------------------- -------------------------------
CHARGE                         WHEN CHARGE IS DEDUCTED        AMOUNT DEDUCTED - MAXIMUM    AMOUNT DEDUCTED - CURRENT
                                                              GUARANTEED CHARGE            CHARGE
------------------------------ ------------------------------ ---------------------------- -------------------------------
------------------------------ ------------------------------ ---------------------------- -------------------------------
COST OF INSURANCE:(5)
                               On the Date of Issue of the
                               Policy and on each Monthly
                               Policy Date


o    Minimum and Maximum                                     $0.084 to $83.33 per $1000   $0.014 to $16.99 per $1000 of
     Charge(6)                                                of Net Amount at Risk per    Net Amount at Risk per month
                                                              month

o    Charge for a 45                                         $0.28 per $1000 of Net       $0.046 per $1000 of Net
     year old male                                            Amount at Risk per month     Amount at Risk per month
     NONSMOKER in the full
     medical preferred
     nonsmoker underwriting
     class, Policy Year 1
------------------------------ ------------------------------ ---------------------------- -------------------------------
MORTALITY AND EXPENSE RISK     On the Date of Issue of the    Annual rate of 0.60% of      Annual rates of from 0.22% to
FEES                           Policy and on each day         the Account Value            0.00%  of Account Value,
                                                                                           depending on Policy Year7
------------------------------ ------------------------------ ---------------------------- -------------------------------
POLICY ADMINISTRATION CHARGE   On the Date of Issue of the    $8.00 per month              $5.50 per month
                               Policy and on each Monthly
                               Policy Date
------------------------------ ------------------------------ ---------------------------- -------------------------------



                                       5




--------------------------------------------------------------------------------------------------------------------------
                                PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------------------------
CHARGE                         WHEN CHARGE IS DEDUCTED        AMOUNT DEDUCTED - MAXIMUM    AMOUNT DEDUCTED - CURRENT
                                                              GUARANTEED CHARGE            CHARGE
------------------------------ ------------------------------ ---------------------------- -------------------------------

------------------------------ ------------------------------ ---------------------------- -------------------------------
UNDERWRITING CHARGE            On the Date of Issue of the    $1.67 per month in Year 1,   $1.67 per month in Year 1,
                               Policy and on each Monthly     and $3.75 per month in       and $3.75 per month in Years
                               Policy Date                    Years 2 - 5                  2 - 5

------------------------------ ------------------------------ ---------------------------- -------------------------------
SEPARATE ACCOUNT               On the Date of Issue of the    Annual rate of 0.10% of      Annual rate of 0.10% of
ADMINISTRATION CHARGE          Policy and on each day         Account Value during the     Account Value during the
                                                              first 20 Policy Years, and   first 20 Policy Years, and
                                                              annual rate of 0.07%         annual rate of 0.07%
                                                              thereafter                   thereafter


------------------------------ ------------------------------ ---------------------------- -------------------------------
SUPPLEMENTAL TERM INSURANCE    On the Date of Issue of the
RIDER CHARGE5                  Policy and on each Monthly
                               Policy Date
o  Minimum and Maximum                                        $0.084 to $83.33 per $1000   $0.014 to $16.994 per $1000
    Charge(6)                                                  of Supplemental Term         of Supplemental Term
                                                               Insurance Amount per month   Insurance Amount per month
o  Charge for a 45
   year old male nonsmoker                                     $0.28 per $1000 of          $0.046 per $1000 of
   in the full medical                                         Supplemental Term            Supplemental Term Insurance
   preferred nonsmoker                                         Insurance Amount per month   Amount per month
   underwriting class,
   Policy Year 1

------------------------------ ------------------------------ ---------------------------- -------------------------------

(5) Cost of insurance charges vary based on the Insured's Attained Age, Rate Class, underwriting method, Duration, and Net Amount at Risk. The Net Amount at Risk is the amount by which the Death Benefit under the Policy exceeds the Accumulated Value of the Policy. The cost of insurance charges shown in the table may not be typical of what you will pay. Your Policy's data page will indicate the guaranteed and current cost of insurance charges applicable to your Policy. We will also provide more detailed information concerning your charges at your request.

(6) The minimum guaranteed charge is based on an Insured with the following characteristics: female, preferred nonsmoker, age 20; the minimum current charge is based on an Insured with the following characteristics: female, preferred nonsmoker, age 26; the maximum guaranteed charge is based on an Insured with the following characteristics: all persons at Attained Age 98; the maximum current charge is based on an Insured with the following characteristics: male, guaranteed issue smoker, Attained Age 98, Issue Age 85.

(7) The current Mortality and Expense Risk Charge is at the following percentages of Account Value: Years 1 - 7: 0.22%;Years 8 -10: 0.12%; Years 11-20: 0.02%, and Year 21 and thereafter: 0.00%


                                      * * *


The next 2 tables describe the portfolio fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the minimum and maximum fees and expenses charged by any of the portfolios for the year ended December 31, 2004. The expense of the portfolios may be higher or lower in the future. More details concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from portfolio assets):

------------------------------------------------------- ------------ ----------
                                                          Minimum       Maximum
------------------------------------------------------- ------------ ----------

Total Annual Portfolio Operating Expenses (total of         ____%         ___%
all expenses that are deducted from portfolio
assets including management fees, 12b-1 fees and
other expenses).
------------------------------------------------------- ------------ ----------

The following table shows the fees and expenses (before waiver or reimbursement) charged by each portfolio for the fiscal year ended December 31, 2004.




ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from portfolio assets)


                                                                                        GROSS TOTAL
                                              MANAGEMENT                     OTHER        ANNUAL
PORTFOLIO                                        FEES         12B-1 FEES   EXPENSES      EXPENSES
---------                                        ----         ----------   --------      --------



TO BE PROVIDED BY POST
----------------------
EFFECTIVE AMENDMENT FILING
--------------------------




The expense information regarding the Funds was provided by those Funds. We have not independently verified this information.

For information concerning compensation paid in connection with the sale of the Policies, see "Distribution of the Policies."

                         NATIONAL LIFE INSURANCE COMPANY


National Life is authorized to transact life insurance and annuity business in Vermont and in 50 other jurisdictions. National Life was originally chartered as a mutual life insurance company in 1848 under Vermont law. It is now a stock life insurance company.


                     THE SEPARATE ACCOUNT AND THE PORTFOLIOS

THE SEPARATE ACCOUNT

The Separate Account is a separate investment account established under Vermont law to which we allocate assets to support the benefits payable under the Policies, other policies we currently issue, and other variable life insurance policies we may issue in the future. We own the Separate Account's assets, and we are obligated to pay all amounts we promise to pay under the Policies.

The Separate Account's assets are held separate from our other assets and are not part of our general account. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account will be credited or charged against the Separate Account without regard to our other income, gains or losses. Income, gains, and losses credited to, or charged against, a subaccount reflect the subaccount's own investment performance and not the investment performance of our other assets. As a result, the portion of the Separate Account's assets equal to the reserves and other liabilities under the Policies (and other policies) supported by the Separate Account will not be exposed to liabilities arising out of any other business that we may conduct. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

The subaccounts of the Separate Account purchase and redeem shares of the portfolios at net asset value. Any dividend and capital gain distributions from a portfolio are reinvested at net asset value in shares of that portfolio.

If investment in one or more portfolios is no longer possible, in our judgment becomes inappropriate for the purposes of the Policy, or for any reason, in our sole discretion, we may substitute another portfolio without your consent. The substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future premiums, or both. However, no such substitution will be made without any necessary approval of the SEC. Furthermore, we may close Subaccounts to allocations of premiums or Accumulated Value, or both, at any time in our sole discretion. Portfolios, which sell their shares to the Subaccounts under participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts.

We reserve the right to make other structural and operational changes affecting the Separate Account. See "Addition, Deletion, or Substitution of Investments."

THE PORTFOLIOS

The Separate Account invests in shares of certain portfolios. Each portfolio is part of a mutual fund that is registered with the SEC as an open-end management investment company.


Each portfolios' assets are held separate from the assets of the other portfolios, and each portfolio has investment objectives and policies that are different from those of the other portfolios. Thus, each portfolio operates as a separate investment fund, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio. You should know that during extended periods of low interest rates, the yields of the Sentinel Variable Products Trust Market Fund may also become extremely low and possibly negative.

The following table provides certain information on each portfolio, including its fund type, and its investment adviser (and subadviser, if applicable). THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE THEIR INVESTMENT OBJECTIVE(S). You can find detailed information about the portfolios, including a description of risks and expenses, in the prospectuses for the portfolios that accompany this prospectus. You should read these prospectuses carefully and keep them for future reference.



------------------------------------------------ ----------------------------- ----------------------------------- ----------------
PORTFOLIO                                        TYPE OF FUND                  INVESTMENT ADVISER                  SUBADVISER
------------------------------------------------ ----------------------------- ----------------------------------- ----------------
Sentinel Variable Products Trust:
------------------------------------------------ ----------------------------- ----------------------------------- ----------------
   Common Stock Fund                             Large Value Equity            NL Capital Management, Inc.         None
------------------------------------------------ ----------------------------- ----------------------------------- ----------------
   Growth Index Fund                             Index Equity                  NL Capital Management, Inc.         None
------------------------------------------------ ----------------------------- ----------------------------------- ----------------
   Mid Cap Growth Fund                           Mid Cap Growth Equity         NL Capital Management, Inc.         None
------------------------------------------------ ----------------------------- ----------------------------------- ----------------
   Money Market Fund                             Money Market                  NL Capital Management, Inc.         None
------------------------------------------------ ----------------------------- ----------------------------------- ----------------
   Small Company Fund                            Small Blend Equity            NL Capital Management, Inc.         None
------------------------------------------------ ----------------------------- ----------------------------------- ----------------
   Bond Fund                                     Investment-Grade Bond         NL Capital Management, Inc.         None
------------------------------------------------ ----------------------------- ----------------------------------- ----------------
   Balanced Fund                                 Hybrid Equity and Debt        NL Capital Management, Inc.         None
------------------------------------------------ ----------------------------- ----------------------------------- ----------------
The Alger American Fund:
------------------------------------------------ ----------------------------- ----------------------------------- ----------------
   Growth Portfolio - Class O Shares             Large Growth Equity           Fred Alger Management, Inc.         None
------------------------------------------------ ----------------------------- ----------------------------------- ----------------
   Leveraged AllCap Portfolio - Class O Shares   Growth Equity                 Fred Alger Management, Inc.         None
------------------------------------------------ ----------------------------- ----------------------------------- ----------------
   Small Capitalization Portfolio - Class O      Small Growth Equity           Fred Alger Management, Inc.         None
Shares
------------------------------------------------ ----------------------------- ----------------------------------- ----------------
American Century Variable Portfolios, Inc.:
------------------------------------------------ ----------------------------- ----------------------------------- ----------------
   VP Income & Growth Portfolio                  Large Value Equity            American Century Investment         None
                                                                               Management, Inc.
------------------------------------------------ ----------------------------- ----------------------------------- ----------------
   VP Value Portfolio                            Mid Cap Value Equity          American Century Investment         None
                                                                               Management, Inc.
------------------------------------------------ ----------------------------- ----------------------------------- ----------------
   VP Inflation Protection Fund, Class II        Income                        American Century Investment         None
                                                                               Management, Inc.
------------------------------------------------ ----------------------------- ----------------------------------- ----------------
Dreyfus Socially Responsible Growth Fund, Inc.   Large Cap Growth              The Dreyfus Corporation             None
------------------------------------------------ ----------------------------- ----------------------------------- ----------------
Scudder VIT Funds:
------------------------------------------------ ----------------------------- ----------------------------------- ----------------
   EAFE Equity Index Fund                        International Index Equity    Deutsche Asset Management, Inc.     Northern Trust
                                                                                                                   Company, Inc.
------------------------------------------------ ----------------------------- ----------------------------------- ----------------
   Equity 500 Index Fund                         Index Equity                  Deutsche Asset Management, Inc.     Northern Trust
                                                                                                                   Company, Inc
------------------------------------------------ ----------------------------- ----------------------------------- ----------------
   Small Cap Index Fund                          Index Equity                  Deutsche Asset Management, Inc.     Northern Trust
                                                                                                                   Company, Inc
------------------------------------------------ ----------------------------- ----------------------------------- ----------------
Fidelity Variable Insurance Products Funds:
------------------------------------------------ ----------------------------- ----------------------------------- ----------------
   Overseas Portfolio                            International Equity          Fidelity Management & Research      FMR U.K., FMR Far
                                                                               Company                             East, and
                                                                                                                   Fidelity
                                                                                                                   international
                                                                                                                   Investment
                                                                                                                   Advisers
------------------------------------------------ ----------------------------- ----------------------------------- -----------------
   Investment Grade Bond Portfolio               Investment Grade Bond         Fidelity Management & Research      None
                                                                               Company
------------------------------------------------ ----------------------------- ----------------------------------- -----------------
AIM Variable Insurance Funds
------------------------------------------------ ----------------------------- ----------------------------------- -----------------
   VI-Dynamics Fund                              Mid Cap Growth Equity         A I M Advisors, Inc.                None
------------------------------------------------ ----------------------------- ----------------------------------- -----------------
   VI-Health Sciences Fund                       Sector Equity                 A I M Advisors, Inc.                None
------------------------------------------------ ----------------------------- ----------------------------------- -----------------
   VI-Technology Fund                            Sector Equity                 A I M Advisors, Inc.                None
------------------------------------------------ ----------------------------- ----------------------------------- -----------------
J.P. Morgan Series Trust II:
------------------------------------------------ ----------------------------- ----------------------------------- -----------------
   JP Morgan International Equity Portfolio      International Equity          J.P. Morgan Investment              None
                                                                               Management Inc.
------------------------------------------------ ----------------------------- ----------------------------------- -----------------
   JP Morgan Small Company Portfolio             Small Blend Equity            J.P. Morgan Investment  None
                                                                                Management Inc.



------------------------------------------------ ----------------------------- ----------------------------------- -----------------
Morgan Stanley Universal Institutional Funds:
------------------------------------------------ ----------------------------- ----------------------------------- -----------------
   Emerging Markets Equity Portfolio             International Equity          Morgan Stanley Investment           None
                                                                               Management, Inc.
------------------------------------------------ ----------------------------- ----------------------------------- -----------------
   Core Plus Fixed Income Portfolio              Investment Grade Bond         Morgan Stanley Investment           None
                                                                               Management, Inc.
------------------------------------------------ ----------------------------- ----------------------------------- -----------------
   High Yield Portfolio                          Below Investment Grade Bond   Morgan Stanley Investment           None
                                                                               Management, Inc.
------------------------------------------------ ----------------------------- ----------------------------------- -----------------
   U.S. Real Estate                              Sector Equity                 Morgan Stanley Investment           None
      Portfolio                                                                Management, Inc.
------------------------------------------------ ----------------------------- ----------------------------------- -----------------
Neuberger Berman Advisers Management Trust
------------------------------------------------ ----------------------------- ----------------------------------- -----------------
   Partners Portfolio                            Large Value                   Neuberger Berman Management, Inc.   None
------------------------------------------------ ----------------------------- ----------------------------------- -----------------
Wells Fargo Funds.
------------------------------------------------ ----------------------------- ----------------------------------- -----------------
Wells Fargo Advantage Discovery                  Mid Cap Growth Equity         Wells Fargo Funds Management, LLC   Wells Capital
Variable Trust Fund                                                                                                Management,
                                                                                                                   Incorporated
------------------------------------------------ ----------------------------- ----------------------------------- -----------------
Wells Fargo Advantage Opportunity Variable       Mid Cap Blend                 Wells Fargo Funds Management, LLC   Wells Capital
Trust Fund                                                                                                         Management,
                                                                                                                  Incorporated
------------------------------------------------ ----------------------------- ----------------------------------- -----------------



THESE PORTFOLIOS ARE NOT AVAILABLE FOR PURCHASE DIRECTLY BY THE GENERAL PUBLIC, AND ARE NOT THE SAME AS OTHER MUTUAL FUND PORTFOLIOS WITH VERY SIMILAR OR NEARLY IDENTICAL NAMES THAT ARE SOLD DIRECTLY TO THE PUBLIC. However, the investment objectives and policies of certain portfolios are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance of the portfolios may be lower or higher than the investment performance of these other, publicly available portfolios. THERE CAN BE NO ASSURANCE, AND WE MAKE NO REPRESENTATION, THAT THE INVESTMENT PERFORMANCE OF ANY OF THE PORTFOLIOS AVAILABLE UNDER THE POLICY WILL BE COMPARABLE TO THE INVESTMENT PERFORMANCE OF ANY OTHER PORTFOLIO, EVEN IF THE OTHER PORTFOLIO HAS THE SAME INVESTMENT ADVISER OR MANAGER, THE SAME INVESTMENT OBJECTIVES AND POLICIES, AND A VERY SIMILAR NAME.


National Life may receive compensation from the investment adviser of a portfolio (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to such portfolio and its availability under the Policies. The amount of this compensation is based on a percentage of the assets of the portfolio attributable to the Policies and other policies issued by National Life. These percentages differ, and some advisers (or affiliates) may pay us more than others. In 2004, the percentages ranged from ___% to ____%, and the dollar amounts received ranged from $___ to $_____ per adviser. For more information on the compensation we receive, see "Contractual Arrangement between National Life and the Funds Investment Advisors or Distributors" in the Statement of Additional Information.


In addition, our affiliate, Equity Services, Inc., the principal underwriter for the Policies, will receive 12b-1 fees deducted from certain portfolio assets for providing distribution and shareholder support services to some of the portfolios. Because 12b-1 fees are paid out of a portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

Where permitted by applicable law, we may make certain changes to the structure or operation of the Separate Account, if we feel such an action is reasonably necessary. In doing so we would comply with all applicable laws, including approval of Owners, if so required These changes include, among others:

1) making changes in the form of the Separate Account, if in our judgment such changes would serve the interests of Owners or would be appropriate in carrying out the purposes of the Policies, for example:

     (i)  operating the Separate Account as a management company under the 1940
          Act
     (ii) deregistering the Separate Account under the 1940 Act if registration is no longer required
     (iii) combining or substituting separate accounts
     (iv) transferring the assets of the Separate Account to another separate account
     (v) making changes necessary to comply with, obtain or continue any exemptions from the 1940 Act; or
     (vi) making other technical changes in the Policy to conform with any action described herein;

2) if in our judgment a Portfolio no longer suits the investment goals of the Policy, or if tax or marketing conditions so warrant, substituting shares of another investment portfolio for shares of such Portfolio (the new Portfolio may have higher fees and expenses than the ones they replaced);

3) eliminating, combining or substituting subaccounts and establish new subaccounts, if in our judgment marketing needs, tax considerations, or investment conditions so warrant (the new subaccounts may not be available in all classes of Policies);

4) transferring assets from a subaccount to another subaccount or separate account if the transfer in our judgment would best serve interests of Policy Owners or would be appropriate in carrying out the purposes of the Policies; and

5) modifying the provisions of the Policies to comply with applicable laws.

If the underlying Portfolio in which a subaccount invests is unaffiliated with us, and your Policy has Accumulated Value in that subaccount when it is eliminated, we will give you at least 30 days notice before the elimination, and will request that you name the subaccount or subaccounts to which the Accumulated Value in that subaccount should be transferred. If you do not name a new subaccount, then we will use the Money Market Subaccount. If the underlying portfolio in which such a subaccount invests is affiliated with us, we will not eliminate such subaccount without first obtaining a substitution order from the SEC. In any case, if in the future we impose a transfer charge or establish limits on the number of transfers or free transfers, no charge will be made for this transfer, and it will not count toward any limit on transfers or free transfers.

VOTING PORTFOLIO SHARES

Even though we are the legal owner of the Portfolio shares held in the Separate Account, and have the right to vote on all matters submitted to shareholders of the Portfolios, we will vote our shares only as Owners instruct, so long as such action is required by law.

Before a vote of a Portfolio's shareholders occurs, you will receive voting materials. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of Portfolio shares that corresponds to the amount of Accumulated Value you have in the subaccount investing in that Portfolio (as of a date set by the Portfolio).

If we do not receive voting instructions on time from some Owners, we will vote those shares in the same proportion as the timely voting instructions we receive. Should Federal securities laws, regulations, or interpretations change, we may elect to vote Portfolio shares in our own right. If required by state insurance officials, or if permitted under Federal regulation, we may disregard certain voting instructions of Owners. If we ever disregard voting instructions, we will send you a summary in the next annual report to Owners advising you of the action and the reasons we took this action.

NET INVESTMENT RETURN OF THE SEPARATE ACCOUNT


The chart below is included to comply with Part 54, Section 54.9 of the Codes, Rules and Regulations of the State of New York. The chart shows the year-by-year net investment returns of the subaccounts of the Separate Account since the inception of the subaccounts through December 31, 2004.


The net investment returns reflect investment income and capital gains and losses less investment management fees and expenses and the Mortality and Expense Risk Charge. The returns do not reflect the Cost of Insurance Charge, the Premium Tax Charge, the Monthly Administrative Charge, the charge for any optional benefits, or potential Surrender Charges, all of which will significantly reduce the returns.

Returns are not annualized for periods under one year.




                                             FOR THE YEAR ENDED DECEMBER 31,
                                             -------------------------------
                                 Subaccount
                                 Effective
                                    Date   2004  2003  2002  2001  2000  1999
                                    ----   ----  ----  ----  ----  ----  ----
        TO BE PROVIDED BY POST
         EFFECTIVE AMENDMENT
         FILING




                                   THE POLICY


We describe our basic Policy below. There may be differences in your Policy (such as differences in fees, charges, and benefits) from the one described in this prospectus because of the requirements of the state where we issued your Policy. Please consult your Policy for its specific terms.


PURCHASING A POLICY

      To purchase a Policy, you must apply to us through a licensed National Life agent who is also a registered representative of Equity Services, Inc. ("ESI") or a broker/dealer having a Selling Agreement with ESI or a broker/dealer having a Selling Agreement with such a broker/dealer. The Minimum Initial Premium must be submitted when the Policy is delivered. The Minimum Face Amount of a Policy is generally $5000. The Minimum Initial Premium per set of Policies purchased at the same time and associated with a corporation or its affiliates, a trust or a partnership, or for a Policy owned by an individual, is $100,000.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means for you: When you open an account (i.e., purchase a Policy), we will ask for your name, address, date of birth and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. This Policy can be issued for Insureds with Issue Ages of at least 20. The maximum Issue Age for full medical underwriting is 85. The maximum Issue Age for guaranteed underwriting and simplified issue underwriting is 65. The Minimum Face Amount is $5000. The Policies are available on a full medical underwriting basis, a simplified issue basis, or a guaranteed issue basis. Before issuing a Policy on a full medical underwriting basis, we will require that the proposed Insured meet certain underwriting standards satisfactory to us. In simplified issue cases, the application will ask 3 medical questions about the Insured. We reserve the right to revise our rules from time to time to specify a different Minimum Face Amount for subsequently issued policies. Acceptance is subject to our underwriting rules. We reserve the right to reject an application for any reason permitted by law.

The insurance underwriting and the determination of a proposed Insured's Rate Class and whether to accept or reject an application for a Policy is done by National Life. National Life will refund any premiums paid if a Policy ultimately is not issued or will refund the applicable amount if the Policy is returned under the free look provision.

REPLACEMENT OF EXISTING INSURANCE. It may not be in your best interest to surrender, lapse, change or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. You should compare your existing insurance and the Policy carefully. You should replace your existing insurance only when you determine that the Policy is better for you. You may have to pay a surrender charge on your existing insurance. You should talk to your insurance agent or tax adviser to make sure the exchange will be tax-free. If you surrender your existing policy for cash and then buy the Policy, you may have to pay a tax, including possibly a penalty tax, on the surrender. Because we will not issue the Policy until we have received an initial premium from your existing insurance company, the issuance of the Policy could be delayed.

TAX FREE "SECTION 1035" EXCHANGES. You can generally exchange one life insurance policy for another in a "tax-free exchange" under Section 1035 of the Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy. Charges might be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest. You should be aware that your insurance agent will generally earn a commission if you buy this Policy through an exchange or otherwise.

OWNERSHIP AND BENEFICIARY RIGHTS. The Policy belongs to the Owner named in the application. The Owner is the Insured unless a different Owner is named in the application or thereafter changed. While the Insured is living, the Owner is entitled to exercise any of the rights stated in the Policy or otherwise granted by us. If the Insured and Owner are not the same, and the Owner dies before the Insured, these rights will vest in the estate of the Owner, unless otherwise provided. The principal rights of the Owner include selecting and changing the Beneficiary, changing the Owner, and assigning the Policy. The principal right of the Beneficiary is the right to receive the insurance proceeds under the Policy. Changing the Owner and assigning the Policy may have tax consequences.

CANCELING A POLICY (FREE LOOK RIGHT). The Policy provides for a "free-look" period, during which you may cancel the Policy and receive a refund equal to the premiums paid on the Policy. This free-look period ends on the later of the 10th day after you receive the Policy, or the 10th day after we mail notice of policy issue to the Owner, or any longer period provided by state law.

To cancel your Policy, you must return the Policy to us or to our agent within the free look period with a written request for cancellation.

SPECIALIZED USES OF THE POLICY. For Policies that are intended to be used in multiple employer welfare benefit plans established under ss.419A(f)(6) of the Internal Revenue Code, you should be aware that there is a risk that the intended tax consequences of such a plan may not be realized. Congress is currently considering legislation that might remove some or all of the tax advantage of these plans and the Internal Revenue Service has raised questions about certain of these arrangements under existing law. We do not guarantee any particular tax consequences of any use of the Policies, including but not limited to use in these so-called "ss.419 plans." We recommend that you seek independent tax advice with respect to applications in which you seek particular tax consequences.

Also, this Policy may be used with certain tax-qualified retirement plans. The Policy includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax-deferral benefits; the purchase of the Policy does not provide additional tax-deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this Policy through a qualified plan, you should consider purchasing this Policy for its death benefit and other non-tax related benefits. Please consult a tax advisor for information specific to your circumstances to determine whether this Policy is an appropriate investment for you.

PREMIUMS

MINIMUM INITIAL PREMIUM. No insurance will take effect until the Minimum Initial Premium is paid, and the health and other conditions of the Insured described in the application must not have changed.

  AMOUNT AND TIMING OF PREMIUMS. Each subsequent premium payment must be at least $300. Subject to certain limitations described below, you have considerable flexibility in determining the amount and frequency of premium payments.

   At the time of application, you may select a Planned Annual Premium schedule, based on a periodic billing mode of annual payments. You may request us to send an annual premium reminder notice. You may change the Planned Annual Premium amount. Payments may be made by wire transfer or by check.

You are not required to pay the Planned Annual Premiums in accordance with any specified annual schedule. You may pay premiums in any amount (subject to the $300 minimum and the limitations described in the next section), frequency and time period. Payment of the Planned Annual Premiums will not, however, guarantee that the Policy will remain in force (except that if such premiums are at least equal to the Cumulative Minimum Monthly Premium, then the Policy will remain in force for at least 5 years). Instead, the duration of the Policy depends upon the Policy's Net Account Value. Thus, even if Planned Annual Premiums are paid, the Policy will lapse whenever the Net Account Value is insufficient to pay the Monthly Deductions and any other charges under the Policy and if a Grace Period expires without an adequate payment by you (unless the Policy is in its first five years, and the Cumulative Minimum Monthly Premium has been paid).

  Any payments made while there is an outstanding Policy loan will be applied as premium payments rather than loan repayments, unless we are notified in writing that the amount is to be applied as a loan repayment. No premium payments may be made after the Insured reaches Attained Age 99. However, loan repayments will be permitted after Attained Age 99.

Higher premium payments under Death Benefit Option A, until the Death Benefit Factor times the Cash Surrender Value exceeds the Face Amount, will generally result in a lower Net Amount at Risk, and lower Cost of Insurance Charges against the Policy. Conversely, lower premium payments in this situation will result in a higher Net Amount at Risk, which will result in higher Cost of Insurance Charges under the Policy.

Under Death Benefit Option B, until the Death Benefit Factor times the Cash Surrender Value exceeds the Face Amount plus the Account Value, the level of premium payments will not affect the Net Amount at Risk. (However, both the Account Value and Death Benefit will be higher if premium payments are higher, and lower if premium payments are lower.)

Under either Death Benefit Option, if the Death Benefit is based on the Death Benefit Factor times the Cash Surrender Value, then higher premium payments will result in a higher Net Amount at Risk, and higher Cost of Insurance Charges. Lower premium payments will result in a lower Net Amount at Risk, and lower Cost of Insurance Charges.

PREMIUM LIMITATIONS. With regard to a Policy's inside build-up, in the case of Policies to which the Guideline Premium Test for federal income tax law compliance applies, the Internal Revenue Code of 1986 (the "Code") provides for exclusion of the Death Benefit from gross income if total premium payments do not exceed certain stated limits. In no event can the total of all premiums paid under such a Policy exceed such limits. If at any time a premium is paid which would result in total premiums exceeding such limits, we will only accept that portion of the premium which would make total premiums equal the maximum amount which may be paid under the Policy. The excess will be promptly refunded, and in the cases of premiums paid by check, after such check has cleared. If there is an outstanding loan on the Policy, the excess may instead be applied as a loan repayment.

  The maximum premium limitations set forth in the Code depend in part upon the amount of the Death Benefit at any time. As a result, any Policy changes which affect the amount of the Death Benefit may affect whether cumulative premiums paid under the Policy exceed the maximum premium limitations. To the extent that any such change would result in cumulative premiums exceeding the maximum premium limitations, we will not effect such change. (See "Federal Income Tax Considerations," below)

  Unless the Insured provides satisfactory evidence of insurability, we reserve the right to limit the amount of any premium payment if it increases the Net Amount at Risk.

  For Policies to which the Cash Value Accumulation Test for federal income tax law compliance applies, the Internal Revenue Code does not provide any limits on premium payments in determining whether a policy qualifies as life insurance under the Code.

  ALLOCATION OF NET PREMIUMS. The Net Premium equals the premium paid less the Premium Loads. In the application for the Policy, you will indicate how Net Premiums should be allocated among the Subaccounts of the Separate Account. You may change these allocations at any time by written notice to us at our Home Office. The percentages of each Net Premium that may be allocated to any Subaccount must be in whole numbers of not less than 5%, and the sum of the allocation percentages must be 100%. Except in the circumstances described in the following paragraph, National Life will allocate the Net Premiums as of the Valuation Date it receives such premium at its Home Office, based on the allocation percentages then in effect. Please note that if you submit your premium to your agent, we will not begin processing the premium until we have received it from your agent's selling firm.

Any portion of the Initial Premium and any subsequent premiums received by National Life before the end of the free-look period held in the Money Market Subaccount until the earliest of:

        1. the end of the tenth day following receipt of the Policy by the Owner, if we receive at our Home Office a signed delivery receipt for the Policy on or before that date;
        2. the end of the day on which we receive at the Home Office a signed delivery receipt for the Policy, if on or between the eleventh and nineteenth days following receipt of the Policy by the Owner; or
        3. the end of the 20th day following receipt of the Policy by the Owner, otherwise.

We will then, on the next Valuation Date, allocate the amount in the Money Market Subaccount to each of the Subaccounts selected in the application based on the allocation percentage set forth in the application for such Subaccount.

The values of the Subaccounts will vary with their investment experience. You bear the entire investment risk. Please note that during extended periods of low interest rates, the yields on the Money Market Subaccount may become extremely low, and possibly even negative. You should periodically review your allocation percentages in light of market conditions and your overall financial objectives.

TRANSFERS

You may transfer the Account Value among the Subaccounts of the Separate Account on any business day by making a written transfer request to us. Transfer requests must be in a form acceptable to us. Transfers among the Subaccounts of the Separate Account are made as of the Valuation Date on which the request for transfer is received at our Home Office. Please remember that a Valuation Day ends at 4:00 p.m. Eastern Time (i.e., the close of regular trading on the New York Stock Exchange). We must receive your transfer request before 4:00 p.m. Eastern Time for a transfer to be made on that Valuation Day. You may transfer all or part of the amount in one of the Subaccounts of the Separate Account to another Subaccount or Subaccounts. However, Account Value may not be allocated to more than ten Subaccounts at any one time.

Currently an unlimited number of transfers is permitted without charge, and we have no current intent to impose a transfer charge in the foreseeable future. However, we reserve the right, upon prior notice to Policy Owners, to change this policy so as to deduct a transfer charge of up to $25 from each transfer in excess of the twelfth transfer during any one Policy Year. All transfers effected on the same Valuation Date are treated as one transfer transaction. Transfers resulting from Policy loans, the exercise of the transfer right for change of investment policy, and the reallocation from the Money Market Subaccount following the free look period after the date the Policy is delivered, will not be subject to a transfer charge and will not count against the twelve free transfers in any Policy Year. Under present law, transfers are not taxable transactions.


                               DISRUPTIVE TRADING

POLICY. The Contracts are intended for long-term investment by Owners. They were not designed for the use of market timers or other investors who make programmed, large, frequent, or short-term transfers. Market timing and other programmed, large, frequent, or short-term transfers among the subaccounts or between the subaccounts and the Fixed Account or the Guaranteed Account can cause risks with adverse effects for other Owners (and beneficiaries and Funds). These risks include:

    o the dilution of interests of long-term investors in a subaccount if purchases or transfers into or out of a Fund are made at prices that do not reflect an accurate value for the Fund's investments;
    o an adverse effect on portfolio management, such as impeding a portfolio manager's ability to sustain an investment objective, causing a Fund to maintain a higher level of cash than would otherwise be the case, or causing a Fund to liquidate investments prematurely (or at an otherwise inopportune time) to pay withdrawals or transfers out of the Fund; and
    o  increased brokerage and administrative expenses.

The risks and costs are borne by all Owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and other transfers (the "Procedures") and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. Do not invest in this Contract if you intend to conduct market timing or other potentially disruptive trading.

DETECTION. We employ various means to attempt to detect and deter market timing and disruptive trading. However, despite our monitoring, we may not be able to detect or stop all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the Funds, we cannot guarantee that all harmful trading will be detected or that a Fund will not suffer harm from programmed, large, frequent, or short-term transfers among the subaccounts of variable products issued by these companies or retirement plans.

DETERRENCE. Once an Owner has been identified as a "market timer" under the Procedures, we notify the Owner that we will not accept instructions for such trades in the future. We also will mark the Contract on our administrative system so that the system will have to be overridden by the Variable Products services staff to process any transfers. We will only permit the Owner to make trades in subaccounts which we believe the Owner was not "market timing."

In our sole discretion, we may revise the Procedures at any time, without prior notice, as necessary to (i) better detect and deter frequent, large, or short-term transfers that may adversely affect other Owners or Fund shareholders, (ii) comply with state or federal regulatory requirements, or
(iii) impose additional or alternate restrictions on market timers (such as dollars or percentage limits on transfers). We also reserve the right, to the extent permitted by applicable law, to implement and administer redemption fees imposed by one or more of the Funds in the future. If required by applicable law, we may deduct redemption fees imposed by the Funds. Further, to the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Funds.

We currently do not impose redemption fees on transfers. Further, for transfers between or among the subaccounts, we currently do not expressly allow a certain number of transfers in a given period or limit the size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our Procedures in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

Our ability to detect and deter such transfer activity is limited by our operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. Accordingly, despite our best efforts, we cannot guarantee that the Procedures will detect or deter frequent or harmful transfers by such Owners or intermediaries acting on their behalf. We apply the Procedures consistently to all Owners without waiver or exception.

FUND FREQUENT TRADING POLICIES. The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The frequent trading policies and procedures of a Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Funds and the policies and procedures we have adopted to discourage market timing and other programmed, large, frequent, or short-term transfers. You should be aware that we may not have the operational capacity to apply the frequent trading policies and procedures of the respective Funds that would be affected by the transfers. Accordingly, Owners and other persons who have material rights under the Contracts should assume that the sole protections they may have against potential harm from frequent transfers are the protections, if any, provided by the Procedures.

OMNIBUS ORDERS. Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and individual retirement plan participants. The omnibus nature of these orders may limit each Fund's ability to apply its respective frequent trading policies and procedures. We cannot guarantee that the Fund will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the Funds. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of Fund shares, as well as the owners of all of the variable annuity or variable life insurance policies whose variable investment options correspond to the affected Funds. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the Fund may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

TRANSFER RIGHT FOR CHANGE IN INVESTMENT POLICY

If the investment policy of a Subaccount of the Separate Account is materially changed, you may transfer the portion of the Account Value in such Subaccount to another Subaccount, without regard to any limits on transfers or free transfers.

AVAILABLE AUTOMATED FUND MANAGEMENT FEATURES

We currently offer, at no charge to you, two automated fund management features. Only one of these features may be active for any single Policy at any time. We are not legally obligated to continue to offer these features. Although we have no current intention to do so, we may cease offering one or both these features at any time, after providing 60 days prior written notice to all Owners who are then utilizing the features being discontinued

DOLLAR COST AVERAGING. This feature permits you to automatically transfer funds from the Money Market Subaccount to any other Subaccounts on a monthly basis. You may elect Dollar Cost Averaging at issue by marking the appropriate box on the initial application, and completing the appropriate instructions. You may also begin a Dollar Cost Averaging program after issue by filling out similar information on a change request form and sending it to us at our Home Office. You may discontinue Dollar Cost Averaging at any time by sending an appropriate change request form to the Home Office.

PORTFOLIO REBALANCING. This feature permits you to automatically rebalance the value in the Subaccounts on a semi-annual basis, based on your premium allocation percentages in effect at the time of the rebalancing. You may elect Portfolio Rebalancing at issue by marking the appropriate box on the application, or, after issue, by completing a change request form and sending it to our Home Office. You may discontinue Portfolio Rebalancing at any time by submitting an appropriate change request form to us at our Home Office.

ACCOUNT VALUE

The Account Value is the total amount of value held under the Policy at any time. It is equal to the sum of the Policy's values in the Separate Account and the Loan Account. In Policy Years one and two, the Cash Surrender Value is the Account Value reflecting the Distribution Charge Refund, except when the state of governing jurisdiction is New York. In Policy Years 1 to 5 the Cash Surrender Value is further enhanced by reflecting the nonguaranteed enhancement, if applicable, described under "Enhancement of Cash Surrender Value in the Early Policy Years", below. For Policies for which the state of governing jurisdiction is New York, Cash Surrender Value is calculated as the Account Value plus the nonguaranteed enhancement described below under "Enhancement of Cash Surrender Value in the Early Policy Years". After the fifth Policy Anniversary, the Cash Surrender Value is equal to the Account Value. There is no guaranteed minimum for the Account Value in any of the Subaccounts of the Separate Account and, because the Account Value on any future date depends upon a number of variables, it cannot be predetermined.

The Net Account Value and Net Cash Surrender Value will reflect the Net Premiums paid, investment performance of the chosen Subaccounts of the Separate Account, any transfers, any Withdrawals, any loans, any loan repayments, any loan interest, and charges assessed in connection with the Policy.

DETERMINATION OF NUMBER OF UNITS FOR THE SEPARATE ACCOUNT. Amounts allocated, transferred or added to a Subaccount of the Separate Account under a Policy are used to purchase units of that Subaccount; units are redeemed when amounts are deducted, transferred or withdrawn. The number of units a Policy has in a Subaccount equals the number of units purchased minus the number of units redeemed up to such time. For each Subaccount, the number of units purchased or redeemed in connection with a particular transaction is determined by dividing the dollar amount by the unit value.

DETERMINATION OF UNIT VALUE. The unit value of a Subaccount is equal to the unit value on the immediately preceding Valuation Date multiplied by the Net Investment Factor for that Subaccount on that Valuation Date.

NET INVESTMENT FACTOR. Each Subaccount of the Separate Account has its own Net Investment Factor. The Net Investment Factor measures the daily investment performance of the Subaccount. The factor will increase or decrease, as appropriate, to reflect net investment income and capital gains or losses, realized and unrealized, for the securities of the underlying portfolio or series.

The asset charges for mortality and expense risks and for separate account administration will be deducted in determining the applicable Net Investment Factor.

CALCULATION OF ACCOUNT VALUE. The Account Value is determined first on the date the Initial Premium is credited to the Policy and thereafter on each Valuation Date. On the date the Initial Premium is credited to the Policy, the Account Value will be the Net Premiums received, plus any earnings prior to that date, less the Monthly Deduction(s) due on such date. On each Valuation Date thereafter, the Account Value will be:

         (1) The aggregate of the values attributable to the Policy in the Separate Account, determined by multiplying the number of units the Policy has in each Subaccount of the Separate Account by such Subaccount's unit value on that date; plus

         (2)   The value attributable to the Policy in the Loan Account.

ENHANCEMENT TO CASH SURRENDER VALUE IN THE EARLY POLICY YEARS

For Policies other than those for which the state of governing jurisdiction is New York, National Life currently provides enhancements to the Cash Surrender Values of the Policies during the first five Policy Years, to the extent shown below. National Life intends to recover these enhancements through charge-backs of distribution expenses. The enhancements are not guaranteed, however.



POLICY YEAR       CASH SURRENDER VALUE ENHANCEMENT
-----------       --------------------------------

         1        lesser of:       (w) 4% of the first year premium, or
                                   (x) 2/3 of the total first year Distribution
                                   Charge

         2        sum of:
                  (a) lesser of: (w) 4% of the first year premium, or (x) 2/3 of the total first year Distribution Charge; and
                  (b) lesser of: (y) 6% of second year premium or (z) the second year Distribution Charge

         3        sum of:
                  (a) lesser of: (w) 4% of the first year premium, or (x) 2/3 of the total first year Distribution Charge; and
                  (b) lesser of: (y) 6% of second year premium or (z) the second year Distribution Charge

         4        60% of the sum of:
                  (a) lesser of: (w) 4% of the first year premium, or (x) 2/3 of the total first year Distribution Charge; and
                  (b) lesser of: (y) 6% of second year premium or (z) the second year Distribution Charge

         5        20% of the sum of:
                  (a) lesser of: (w) 4% of the first year premium, or (x) 2/3 of the total first year Distribution Charge; and
                  (b) lesser of: (y) 6% of second year premium or (z) the second year Distribution Charge.

For Policies for which the state of governing jurisdiction is New York, the enhancement adds to Account Value as shown below:

         Policy year 1:       An amount equal to one third (1/3) of first
                              year premium load plus lower of 4% of first year premium or two third of the total first year premium load

         Policy year 2        Amount of enhancement in Policy Year 1 plus
                              an amount equal to lower of 6% of second year premium or second year premium load less 2% of second year premium

         Policy year 3:       Same as in Policy Year 2
         Policy year 4:       60% of enhancement in Policy Year 3
         Policy year 5:       20% of enhancement in Policy year 3
         Policy year 6 and
         thereafter:            Enhancement is zero.


                                  DEATH BENEFIT

GENERAL. As long as the Policy remains in force, the Death Benefit of the Policy will, upon due proof of the Insured's death (and fulfillment of certain other requirements), be paid to the named Beneficiary in accordance with the designated Death Benefit Option, unless the claim is contestable in accordance with the terms of the Policy. The proceeds may be paid in cash or under one of the Settlement Options set forth in the Policy. The Death Benefit payable under Option A will be the greater of the Face Amount or the Death Benefit Factor times the Cash Surrender Value on the date of death; under Option B, the Death Benefit will be the greater of the Face Amount plus the Account Value on the date of death, or the Death Benefit Factor times the Cash Surrender Value on the date of death, in each case plus any Supplemental Term Insurance Amount, less any outstanding Policy loan and accrued interest, and less any unpaid Monthly Deductions.

FEDERAL INCOME TAX LAW COMPLIANCE TEST OPTIONS. The Policy must satisfy either of two death benefit compliance tests in order to qualify as life insurance under section 7702 of the Internal Revenue Code: the Cash Value Accumulation Test or the Guideline Premium Test. Each test effectively requires that the Policy's Death Benefit, plus any outstanding Policy loans and accrued interest, and any unpaid Monthly Deductions, must always be equal to or greater than the Cash Surrender Value multiplied by a certain percentage (the "Death Benefit Factor"). Thus, the Policy has been structured so that the Death Benefit may increase above the Face Amount in order to comply with the applicable test. The Death Benefit Factor for the Guideline Premium Test varies only by age, as shown below:

                       DEATH                 DEATH
  ATTAINED AGE         BENEFIT FACTOR        ATTAINED AGE      BENEFIT FACTOR
  ------------         ---------------       ------------      -------------
     40 and under      250%                  70                115%
     45                215%                  75-90             105%
     50                185%                  91                104%
     55                150%                  92                103%
     60                130%                  93                102%
     65                120%                  94                101%
                                             95+               100%

For Attained Ages not shown, the percentages will decrease by a ratable portion of each full year.

  The Death Benefit Factor for the Cash Value Accumulation Test varies by age and sex, and generally such Death Benefit Factors are different from those for the Guideline Premium Test. The Guideline Premium Test also imposes maximum premium limits, whereas the Cash Value Accumulation test does not.

  You must select and specify on the application which of the two federal tax death benefit compliance tests will apply. Once the Policy is issued, you may not change this selection. In general, where maximum accumulation of Account Value during the initial Policy Years is a primary objective, the Cash Value Accumulation Test is more appropriate. If your primary objective is the most economically efficient method of obtaining a specified amount of coverage, the Guideline Premium Test is generally more appropriate. You should take into account in considering the Guideline Premium Test that both Option A and Option B are available, and that it is possible to change from time to time between Option A and Option B. Since the selection of the federal tax death benefit compliance test depends on complex factors and may not be changed, prospective purchasers of the Policy should consult with a qualified tax adviser before making this election.

  In 2001 we began to use uni-smoke factors for purposes of testing compliance with section 7702, rather than the smoker distinct factors used previously.

DEATH BENEFIT OPTIONS. The Policy provides two Death Benefit Options: Option A and Option B. Policies which use the Guideline Premium Test as the federal tax death benefit compliance test may select either Death Benefit Option A or Option
B. You designate the Death Benefit Option in the application, and you may change it as described in "Change in Death Benefit Option," below. Only Option A is available for Policies which use the Cash Value Accumulation Test as the federal tax death benefit compliance test.

OPTION A. The Death Benefit is equal to the greater of (a) the Face Amount of the Policy and (b) the Cash Surrender Value on the Valuation Date on or next following the Insured's date of death multiplied by the applicable Death Benefit Factor, in each case less any outstanding Policy loan and accrued interest thereon, and less any unpaid Monthly Deductions.

ILLUSTRATION OF OPTION A -- FOR PURPOSES OF THIS ILLUSTRATION, ASSUME THAT THE INSURED IS UNDER ATTAINED AGE 40, THE GUIDELINE PREMIUM TEST HAS BEEN ELECTED, AND THERE IS NO POLICY LOAN OUTSTANDING.

UNDER OPTION A, A POLICY WITH A FACE AMOUNT OF $200,000 WILL GENERALLY HAVE A DEATH BENEFIT OF $200,000, ASSUMING NO POLICY LOANS OUTSTANDING AND NO UNPAID MONTHLY DEDUCTIONS. THE DEATH BENEFIT FACTOR FOR AN INSURED UNDER ATTAINED AGE 40 ON THE POLICY ANNIVERSARY PRIOR TO THE DATE OF DEATH IS 250%. BECAUSE THE DEATH BENEFIT MUST BE EQUAL TO OR GREATER THAN 2.50 TIMES THE CASH SURRENDER VALUE, ANY TIME THE CASH SURRENDER VALUE EXCEEDS $80,000 THE DEATH BENEFIT WILL EXCEED THE FACE AMOUNT. EACH ADDITIONAL DOLLAR ADDED TO THE CASH SURRENDER VALUE WILL INCREASE THE DEATH BENEFIT BY $2.50. THUS, A 35 YEAR OLD INSURED WITH A CASH SURRENDER VALUE OF $90,000 WILL HAVE AN DEATH BENEFIT OF $225,000 (2.50 X $90,000, AND A CASH SURRENDER

VALUE OF $150,000 WILL HAVE AN DEATH BENEFIT OF $375,000 (2.50 X $150,000).

Similarly, any time the Cash Surrender Value exceeds $80,000, each dollar taken out of the Cash Surrender Value will reduce the Death Benefit by $2.50. If at any time, however, the Cash Surrender Value multiplied by the specified percentage is less than the Face Amount, the Death Benefit will be the Face Amount of the Policy.

If the Cash Value Accumulation Test for tax compliance applies to a Policy, the Death Benefit Factors will be different but the above example otherwise applies.

OPTION B. The Death Benefit is equal to the greater of (a) the Face Amount of the Policy PLUS the Account Value and (b) the Cash Surrender Value on the Valuation Date on or next following the Insured's date of death multiplied by the applicable Death Benefit Factor (shown in the table above), in each case less any outstanding Policy loan and accrued interest thereon, and less any unpaid Monthly Deductions. As noted above, Option B is only available for Policies on which the Guideline Premium Test has been elected.

ILLUSTRATION OF OPTION B -- FOR PURPOSES OF THIS ILLUSTRATION, ASSUME THAT THE INSURED IS UNDER ATTAINED AGE 40 AND THERE IS NO POLICY LOAN OUTSTANDING.

UNDER OPTION B, A POLICY WITH A FACE AMOUNT OF $200,000 WILL GENERALLY HAVE AN DEATH BENEFIT OF $200,000 PLUS THE CASH SURRENDER VALUE, ASSUMING NO POLICY LOANS OUTSTANDING AND NO UNPAID MONTHLY DEDUCTIONS. THUS, FOR EXAMPLE, A POLICY WITH A $50,000 CASH SURRENDER VALUE WILL HAVE A DEATH BENEFIT OF $250,000 ($200,000 PLUS $50,000). SINCE THE APPLICABLE DEATH BENEFIT FACTOR IS 250%, THE DEATH BENEFIT WILL BE AT LEAST 2.50 TIMES THE CASH SURRENDER VALUE. AS A RESULT, IF THE CASH SURRENDER VALUE EXCEEDS $133,333, THE DEATH BENEFIT WILL BE GREATER THAN THE FACE AMOUNT PLUS THE CASH SURRENDER VALUE. EACH ADDITIONAL DOLLAR ADDED TO THE CASH SURRENDER VALUE ABOVE $133,333 WILL INCREASE THE DEATH BENEFIT BY $2.50. AN INSURED WITH A CASH SURRENDER VALUE OF $150,000 WILL HAVE A DEATH BENEFIT OF $375,000 (2.50 X $150,000), AND A CASH SURRENDER VALUE OF $200,000 WILL YIELD A DEATH BENEFIT OF $500,000 (2.50 X $200,000). SIMILARLY, ANY TIME THE CASH SURRENDER VALUE EXCEEDS $133,333, EACH DOLLAR TAKEN OUT OF THE CASH SURRENDER VALUE WILL REDUCE THE DEATH BENEFIT BY $2.50. IF AT ANY TIME, HOWEVER, THE CASH SURRENDER VALUE MULTIPLIED BY THE SPECIFIED PERCENTAGE IS LESS THAN THE FACE AMOUNT PLUS THE CASH SURRENDER VALUE, THE DEATH BENEFIT WILL BE THE FACE AMOUNT PLUS THE CASH SURRENDER VALUE.

At Attained Age 99, Option B automatically becomes Option A.

CHANGE IN DEATH BENEFIT OPTION. After the first Policy Year, the Death Benefit Option in effect for Policies which have elected the Guideline Premium Test as the federal tax death benefit compliance test may be changed by sending National Life a written request. No charges will be imposed to make a change in the Death Benefit Option. The effective date of any such change will be the Policy Anniversary on or next following the date we receive the written request. Only one change in Death Benefit Option is permitted in any one Policy Year.

On the effective date of a change in Death Benefit Option, the Face Amount is adjusted so that there will be no change in the Death Benefit or the Net Amount at Risk. In the case of a change from Option B to Option A, the Face Amount must be increased by the Account Value. In the case of a change from Option A to Option B, the Face Amount must be decreased by the Account Value. The change from Option A to Option B will not be allowed if it would reduce the Face Amount to less than the Minimum Face Amount.

On the effective date of the change, the Death Benefit, Account Value and Net Amount at Risk (and therefore the Cost of Insurance Charges) are unchanged. However, after the effective date of the change, the pattern of future Death Benefits, Account Value, Net Amount at Risk and Cost of Insurance Charges will be different than if the change had not been made..

If a change in the Death Benefit Option would result in cumulative premiums exceeding the maximum premium limitations under the Internal Revenue Code for life insurance (such limitations apply only to Policies to which the Guideline Premium Test for federal income tax law compliance has been elected), we will not effect the change.

A change in the Death Benefit Option may have Federal income tax consequences. (See "Tax Treatment of Policy Benefits," below.)

HOW THE DEATH BENEFIT MAY VARY. The amount of the Death Benefit may vary with the Account Value in the following circumstances. The Death Benefit under Option A will vary with the Account Value whenever the Death Benefit Factor multiplied by the Cash Surrender Value exceeds the Face Amount of the Policy. The Death Benefit under Option B will always vary with the Account Value because the Death Benefit equals the greater of (a) the Face Amount plus the Account Value and (b) the Cash Surrender Value multiplied by the Death Benefit Factor.

SUPPLEMENTAL TERM INSURANCE. As discussed in more detail under "Supplemental Term Insurance Rider", below, we offer optional term insurance. This rider provides a death benefit upon death of the Insured that supplements the Death Benefit under the base Policy. The death benefit under this rider generally may be more cost effective to you than increasing your Face Amount under the Policy.

ABILITY TO ADJUST FACE AMOUNT

Subject to certain limitations, you may increase or decrease the Policy's Face Amount by submitting a written application to National Life. The effective date of an increase will be the Monthly Policy Date on or next following our approval of the request, and the effective date of a decrease is the Monthly Policy Date on or next following the date that we receive the written request. An increase or decrease in Face Amount may have federal tax consequences. (See "Tax Treatment of Policy Benefits," below.) The effect of changes in Face Amount on Policy charges, as well as other considerations, are described below. The Face Amount, and any change in Face Amount, do not include any coverage provided by the Term Rider, if it has been elected.

INCREASE. To obtain an increase in the Face Amount, you should submit an application for the increase. We reserve the right to require evidence satisfactory to us of the Insured's insurability, if the Net Amount at Risk would increase. For Policies issued on the basis of guaranteed issue underwriting, increases in Face Amount are limited to a maximum of 10% without medical underwriting. Automated annual increases in Face Amount of specified percentages or dollar amounts, or in the amount of premium payments, may be elected. You may not increase the Face Amount after the Insured's Attained Age 85 (Attained Age 65 in the case of guaranteed issue or simplified issue underwriting).

On the effective date of an increase, and taking the increase into account, the Net Account Value must be greater than the Monthly Deductions then due. If the Net Account Value is not sufficient, the increase will not take effect until you make a sufficient additional premium payment to increase the Net Account Value.

An increase in the Face Amount will generally affect the total Net Amount at Risk which will increase the monthly Cost of Insurance Charges. In addition, the Insured may be in a different Rate Class as to the increase in insurance coverage. An increase in premium payment or frequency may be appropriate after an increase in Face Amount.

DECREASE. By providing a written request, you may decrease the Face Amount of the Policy. The Face Amount after any decrease may not be less than the Minimum Face Amount, which is generally currently $5000, or may not be less than the minimum amount for which the Policy qualify as life insurance for federal income tax purposes under the Internal Revenue Code.

A decrease in the Face Amount generally will decrease the total Net Amount at Risk, which will decrease your monthly Cost of Insurance Charges.

For purposes of determining the Cost of Insurance Charge, any decrease in the Face Amount will reduce the Face Amount in the following order: (a) the increase in Face Amount provided by the most recent increase; (b) the next most recent increases, in inverse chronological order; and (c) the Face Amount on the Date of Issue.

PAYMENT OF POLICY BENEFITS.

You may decide the form in which Death Benefit proceeds will be paid. During the Insured's lifetime, you may arrange for the Death Benefit to be paid in a lump sum or under a Settlement Option. These choices are also available upon surrender of the Policy for its Net Cash Surrender Value. If no election is made, payment will be made in a lump sum. The Beneficiary may also arrange for payment of the Death Benefit in a lump sum or under a Settlement Option. If paid in a lump sum, the Death Benefit under a Policy will ordinarily be paid to the Beneficiary within seven days after National Life receives proof of the Insured's death at its Home Office and all other requirements are satisfied. If paid under a Settlement Option, the Death Benefit will be applied to the Settlement Option within seven days after National Life receives proof of the Insured's death at its Home Office and all other requirements are satisfied.

Interest at the annual rate of 4% or any higher rate declared by us or required by law is paid on the Death Benefit from the date of death until payment is made.

Any amounts payable as a result of surrender, will ordinarily be paid within seven days of receipt of written request at National Life's Home Office in a form satisfactory to National Life. Any amounts payable as a result of a Withdrawal or Policy loan will ordinarily be paid within seven days of the Valuation Date on which such Withdrawal or Policy loan is validly requested. However, in cases where you surrender your Policy within 30 days of making a premium payment by check or draft, and we are unable to confirm that such payment has cleared, we may withhold an amount equal to such payment from your surrender proceeds until we are able to confirm that the payment item has cleared, but for no more than 30 days from our receipt of the payment item. You may avoid the possibility of this holdback by making premium payments by unconditional means, such as by certified check or wire transfer of immediately available funds.

Generally, the amount of a payment will be determined as of the date of receipt by National Life of all required documents. However, National Life may defer the determination or payment of such amounts if the date for determining such amounts falls within any period during which: (1) the disposal or valuation of a Subaccount's assets is not reasonably practicable because the New York Stock Exchange is closed or conditions are such that, under the SEC's rules and regulations, trading is restricted or an emergency is deemed to exist; or (2) the SEC by order permits postponement of such actions for the protection of National Life policyholders.

If mandated under applicable law, we may be required to reject a premium payment. We may also be required to provide additional information about your account to government regulators. We may be required to block an Owner's account and thereby refuse to honor any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

SETTLEMENT OPTIONS

There are several ways of receiving proceeds under the Death Benefit and surrender provisions of the Policy, other than in a lump sum. None of these options vary with the investment performance of the Separate Account. More detailed information concerning these settlement options is available in your Policy, upon request from our Home Office, or by referring to the Statement of Additional Information. Even if the Death Benefit under the Policy is excludible from income, payments under Settlement Options may not be excludible in full. This is because earnings on the Death Benefit after the Insured's death are taxable and payments under the Settlement Options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under the Settlement Options.

                                  POLICY LOANS

       GENERAL. You may, on any Valuation Date, borrow money from National
  Life using the Policy as the only security for the loan. In most states, the amount of these loans may not exceed the Policy's Net Account Value on the date of receipt of the loan request, minus three times the Monthly Deduction for the next Monthly Policy Date. In Vermont , the maximum amount of all loans is the Net Account Value. For Policies for which the state of governing jurisdiction is New York, the maximum amount of all loans is calculated as follows:

As of the beginning of any Policy month, the greater of:

(1) Account Value plus Net Premium if any, less any Withdrawal, less the Minimum Net Premium, all discounted at the loan interest rate from the succeeding Policy Anniversary to present, less any outstanding Policy loan.
                                                     or
(2) 75% of the Net Account Value as of the date of the loan.

If the Policy has been purchased for employee benefit funding in the state of New York, then the maximum annual loan as a percentage of Net Account Value per each policy year during the first five Policy Years will not exceed the following percentages:

                             Policy Year        Percentage
                                  1                 30%
                                  2                 45%
                                  3                 60%
                                  4                 75%
                                  5                 90%

The Company reserves the right to increase the above percentages if the Owner provides a satisfactory written explanation pertaining to any unforeseen substantial loss of income or unforeseen increase in financial obligations.

While the Insured is living, you may repay all or a portion of a loan and accrued interest. Loans may be taken by making a written request to us at our Home Office. Loan proceeds will be paid within seven days of the Valuation Date on which a valid loan request is received at our Home Office.

         INTEREST RATE CHARGED.  We currently charge the following interest rates on Policy loans:

                  Policy Years 1 - 7 : 4.47% per year;
                  Policy Years 8 - 10 : 4.37% per year;
                  Policy Years 11 - 20 : 4.27% per year; and
                  Policy Years 21 and thereafter: 4.22% per year.

However, these interest rates are not guaranteed. We may in the future charge our guaranteed maximum interest rates of:

                  Policy Years 1 - 7 : 4.60% per year;
                  Policy Years 8 - 10 : 4.50% per year;
                  Policy Years 11 - 20 : 4.40% per year; and
                  Policy Years 21 and thereafter: 4.35% per year.

Interest is charged from the date of the loan and will be added to the loan balance at the end of the Policy Year and bear interest at the same rate. The tax treatment of no or low cost loans is uncertain (see "Tax Treatment of Policy Benefits, below).

ALLOCATION OF LOANS AND COLLATERAL. When a Policy loan is taken, Account Value is held in the Loan Account as Collateral for the Policy loan. Account Value is taken from the Subaccounts of the Separate Account based upon the proportion that each Subaccount's value bears to the total Account Value in the Separate Account.

The Collateral for a Policy loan will initially be the loan amount. Any loan interest due and unpaid will be added to the Policy loan. We will take additional Collateral for such loan interest so added pro rata from the Subaccounts of the Separate Account, and hold the Collateral in the Loan Account. At any time, the amount of the outstanding loan under a Policy equals the sum of all loans (including due and unpaid interest added to the loan balance) minus any loan repayments.

INTEREST CREDITED TO AMOUNTS HELD AS COLLATERAL. We will credit the amount held in the Loan Account as Collateral with interest at an effective annual rate of 4%.

EFFECT OF POLICY LOAN. Policy loans, whether or not repaid, will have a permanent effect on the Account Value, and may permanently affect the Death Benefit under the Policy. The effect on the Account Value and Death Benefit could be favorable or unfavorable, depending on whether the investment performance of the Subaccounts is less than or greater than the interest being credited on the amounts held as Collateral in the Loan Account while the loan is outstanding. Compared to a Policy under which no loan is made, values under a Policy will be lower when the credited interest rate on Collateral is less than the investment experience of assets held in the Separate Account. The longer a loan is outstanding, the greater the effect a Policy loan is likely to have. The Death Benefit will be reduced by the amount of any outstanding Policy loan.

LOAN REPAYMENTS. We will assume that any payments made while there is an outstanding loan on the Policy are premium payments, rather than loan repayments, unless it receives written instructions that a payment is a loan repayment. In the event of a loan repayment, the amount held as Collateral in the Loan Account will be reduced by an amount equal to the repayment, and such amount will be transferred to the Subaccounts of the Separate Account based on the proportion that each Subaccount's value bears to the total Account Value in the Separate Account.

LAPSE WITH LOANS OUTSTANDING. The amount of an outstanding loan under a Policy plus any accrued interest on outstanding loans is not part of Net Account Value. Therefore, the larger the amount of an outstanding loan, the more likely it is that the Policy could lapse. In addition, if the Policy is not a Modified Endowment Policy, lapse of the Policy with outstanding loans may result in adverse federal income tax consequences. (See "Tax Treatment of Policy Benefits," below.)

TAX CONSIDERATIONS. Any loans taken from a "Modified Endowment Contract" will be treated as a taxable distribution. In addition, with certain exceptions, a 10% additional income tax penalty will be imposed on the portion of any loan that is included in income. (See "Federal Income Tax Consequences - Distributions from Policies Classified as Modified Endowment Contracts," below.) The tax consequences associated with no or low cost Policy loans from a Policy that is not a modified endowment contract are unclear. A tax adviser should be consulted before taking out a Policy loan.


                           SURRENDERS AND WITHDRAWALS

At any time before the death of the Insured, you may surrender the Policy for its Net Cash Surrender Value. The Net Cash Surrender Value will equal the Cash Surrender Value less any Policy loan and accrued interest. The Net Cash Surrender Value will be determined by National Life on the Valuation Date it receives, at its Home Office, a written surrender request signed by the Owner, and the Policy. Coverage under the Policy will end on the day you mail or otherwise send the written surrender request and the Policy to National Life. We will ordinarily mail surrender proceeds to you within seven days of receipt of the request. However, in cases where you surrender your Policy within 30 days of making a premium payment by check or draft, and we are unable to confirm that such payment has cleared, we may withhold an amount equal to such payment from your surrender proceeds until we are able to confirm that the payment item has cleared, but for no more than 30 days from our receipt of the payment item. You may avoid the possibility of this holdback by making premium payments by unconditional means, such as by certified check or wire transfer of immediately available funds.

A surrender may have Federal income tax consequences. (See "Federal Income Tax Consequences - Tax Treatment of Policy Benefits," below).

Before the death of the Insured and on any Valuation Date after the first Policy Anniversary, you may withdraw a portion of the Policy's Net Account Value. The maximum Withdrawal is the Net Account Value on the date of receipt of the Withdrawal request, minus three times the Monthly Deduction on the most recent Monthly Policy Date.

The Withdrawal will be taken from the Subaccounts of the Separate Account based upon the proportion that each Subaccount's value bears to the total Account Value in the Separate Account.

The effect of a Withdrawal on the Death Benefit and Face Amount will vary depending upon the Death Benefit Option and federal tax death benefit compliance test in effect and whether the Death Benefit is based on the applicable Death Benefit Factor times the Cash Surrender Value.

OPTION A. The effect of a Withdrawal on the Face Amount and Death Benefit under Option A and the Guideline Premium Test for tax law compliance is as follows:

                  If the Face Amount divided by the Death Benefit Factor times the Cash Surrender Value exceeds the Account Value just after the Withdrawal, a Withdrawal will reduce the Face Amount by the lesser of such excess and the amount of the Withdrawal.

                  For the purposes of this illustration (and the following illustrations of Withdrawals), assume that the Attained Age of the Insured is under 40, there is no indebtedness and there is no Term Insurance Amount. The applicable Death Benefit Factor is 250% for an Insured with an Attained Age under 40, if the Guideline Premium Test is in effect as the federal tax death benefit compliance test.

                  UNDER OPTION A, A POLICY WITH A FACE AMOUNT OF $300,000 AND AN ACCOUNT VALUE OF $30,000 WILL HAVE A DEATH BENEFIT OF $300,000. ASSUME THAT THE OWNER TAKES A WITHDRAWAL OF $10,000 THE WITHDRAWAL WILL REDUCE THE ACCOUNT VALUE TO $20,000 ($30,000 - $10,000) AFTER THE WITHDRAWAL. THE FACE AMOUNT DIVIDED BY THE DEATH BENEFIT FACTOR IS $120,000 ($300,000 / 2.50), WHICH EXCEEDS THE ACCOUNT VALUE AFTER THE WITHDRAWAL BY $100,000 ($120,000 - $20,000). THE LESSER OF THIS EXCESS AND THE AMOUNT OF THE WITHDRAWAL IS $10,000, THE AMOUNT OF THE WITHDRAWAL. THEREFORE, THE FACE AMOUNT WILL BE REDUCED BY $10,000 TO $290,000.

                  If the Face Amount plus the Term Insurance Amount, divided by the applicable Death Benefit Factor times the Cash Surrender Value does not exceed the Cash Surrender Value just after the Withdrawal, then the Face Amount is not reduced. The Face Amount will be reduced by the lesser of such excess or the amount of the Withdrawal.

                  A decrease in total insurance coverage shall apply first to any Supplemental Term Insurance Amount provided by a Term Rider on this Policy, then to any increase in Face Amount in reverse order in which they were made, and then to the Face Amount on the Date of Issue.

                  UNDER OPTION A, A POLICY WITH A FACE AMOUNT OF $300,000, AN ACCOUNT VALUE OF $150,000, AND NO TERM INSURANCE AMOUNT WILL HAVE A DEATH BENEFIT OF $375,000 ($150,000 X 2.50). ASSUME THAT THE OWNER TAKES A WITHDRAWAL OF $10,000. THE WITHDRAWAL WILL REDUCE THE ACCOUNT VALUE TO $140,000 ($150,000 - $10,000). THE FACE AMOUNT DIVIDED BY THE APPLICABLE DEATH BENEFIT FACTOR IS $120,000, WHICH DOES NOT EXCEED THE ACCOUNT VALUE AFTER THE WITHDRAWAL. THEREFORE, THE FACE AMOUNT STAYS AT $300,000 AND THE DEATH BENEFIT IS $350,000 ($140,000 X 2.50).

         OPTION B. The Face Amount will never be decreased by a Withdrawal. A Withdrawal will, however, always decrease the Death Benefit.

                  If the Death Benefit plus any outstanding Policy loans and any unpaid Monthly Deductions equals the Face Amount plus the Account Value, a Withdrawal will reduce the Account Value by the amount of the Withdrawal and thus the Death Benefit will also be reduced by the amount of the Withdrawal.

                  UNDER OPTION B, A POLICY WITH A FACE AMOUNT OF $300,000 AND AN ACCOUNT VALUE OF $90,000 WILL HAVE A DEATH BENEFIT OF $390,000 ($300,000 + $90,000), ASSUMING NO OUTSTANDING POLICY LOANS AND NO UNPAID MONTHLY DEDUCTIONS. ASSUME THE OWNER TAKES A WITHDRAWAL OF $20,000. THE WITHDRAWAL WILL REDUCE THE ACCOUNT VALUE TO $70,000 ($90,000 - $20,000) AND THE DEATH BENEFIT TO $370,000 ($300,000 +
           $70,000). THE FACE AMOUNT IS UNCHANGED.

                  If the Death Benefit immediately prior to the Withdrawal is based on the applicable Death Benefit Factor times the Cash Surrender Value, the Death Benefit will be reduced to equal the greater of (a) the Face Amount plus the Account Value after deducting the amount of the Withdrawal and Withdrawal Charge and (b) the applicable Death Benefit Factor times the Cash Surrender Value after deducting the amount of the Withdrawal.

                  UNDER OPTION B, A POLICY WITH A FACE AMOUNT OF $300,000 AND AN ACCOUNT VALUE OF $210,000 WILL HAVE A DEATH BENEFIT OF $525,000 ($210,000 X 2.5), ASSUMING NO POLICY LOANS OUTSTANDING AND NO UNPAID MONTHLY DEDUCTIONS. ASSUME THE OWNER TAKES A WITHDRAWAL OF $60,000. THE WITHDRAWAL WILL REDUCE THE ACCOUNT VALUE TO $150,000 ($210,000 - $60,000), AND THE DEATH BENEFIT TO THE GREATER OF (A) THE FACE AMOUNT PLUS THE ACCOUNT VALUE, OR $450,000 ($300,000 + $150,000) AND (B) THE
         DEATH BENEFIT BASED ON THE APPLICABLE DEATH BENEFIT FACTOR TIMES THE CASH SURRENDER VALUE, OR $375,000 ($150,000 X 2.50). THEREFORE, THE DEATH BENEFIT WILL BE $450,000. THE FACE AMOUNT IS UNCHANGED.

If you have elected the Cash Value Accumulation Test for tax law compliance, a Withdrawal will decrease Face Amount by an amount equal to the amount withdrawn times 1.00327374.

Because a Withdrawal can affect the Face Amount and the Death Benefit as described above, a Withdrawal may also affect the Net Amount at Risk which is used to calculate the Cost of Insurance Charge under the Policy. Since a Withdrawal reduces the Net Account Value, the likelihood that the Policy will lapse is increased. A request for Withdrawal may not be allowed if such Withdrawal would reduce the Face Amount below the Minimum Face Amount for the Policy. Also, if a Withdrawal would result in cumulative premiums exceeding the maximum premium limitations applicable under the Code for life insurance under the Guideline Premium Test, we will not allow such Withdrawal.

  You may request a Withdrawal only by sending a signed written request to the us at our Home Office. A Withdrawal will ordinarily be paid within seven days of the Valuation Date on which a valid Withdrawal request is received.

A Withdrawal of Net Account Value may have Federal income tax consequences. (See "Federal Income Tax Consequences - Tax Treatment of Policy Benefits," below.)

                             LAPSE AND REINSTATEMENT

POLICY LAPSE. The failure to make a premium payment will not itself cause a Policy to lapse. Lapse will only occur when the Net Account Value is insufficient to cover the Monthly Deductions and other charges under the Policy and the Grace Period expires without a sufficient payment. During the first five Policy Years, the Policy will not lapse so long as the Cumulative Minimum Monthly Premium has been paid.

The Policy provides for a 61-day Grace Period that is measured from the date on which notice is sent by National Life. The Policy does not lapse, and the insurance coverage continues, until the expiration of this Grace Period. In order to prevent lapse, you would have to during the Grace Period make a premium payment equal to the sum of any amount by which the past Monthly Deductions have been in excess of Net Account Value, plus three times the Monthly Deduction due the date the Grace Period began. The notice sent by National Life will specify the payment required to keep the Policy in force. Failure to make a payment at least equal to the required amount within the Grace Period will result in lapse of the Policy without value.

REINSTATEMENT. A Policy that lapses without value may be reinstated at any time within five years after the beginning of the Grace Period by submitting evidence of the Insured's insurability satisfactory to National Life and payment of an amount sufficient to provide for two times the Monthly Deduction due on the date the Grace Period began plus three times the Monthly Deduction due on the effective date of reinstatement, which is, unless otherwise required by state law, the Monthly Policy Date on or next following the date the reinstatement application is approved. However, where the state of governing jurisdiction is New York, such payment is calculated as three times the Monthly Deduction due when the grace period began, plus any Premium Loads, accumulated at 6% per year, plus any debt owed to us on the Policy. Upon reinstatement, the Account Value will be based upon the premium paid to reinstate the Policy and the Policy will be reinstated with the same Date of Issue as it had prior to the lapse. The Policy Protection Period may not be reinstated.


                             CHARGES AND DEDUCTIONS

Charges will be deducted in connection with the Policy to compensate National Life for (a) providing the insurance and other benefits set forth in the Policy;
(b) administering the Policy; (c) assuming certain mortality and other risks in connection with the Policy; and (d) incurring expenses in distributing the Policy including costs associated with printing prospectuses and sales literature and sales compensation. National Life may realize a profit from any charges. Any such profit may be used for any purpose, including payment of distribution expenses.

PREMIUM LOADS

A Premium Load will be deducted from each premium payment. The Premium Load consists of the Distribution Charge and the Premium Tax Charge.

 The Distribution Charge is equal to, in Policy Year 1, 13% of premiums paid during the Policy Year up to the Target Premium, and 0.5% of premiums paid in excess of the Target Premium. In Policy Years 2 through 7, the Distribution Charge is equal to 15% of premiums paid during a Policy Year up to the Target Premium, and 2.5% of premiums paid in excess of the Target Premium in any such Policy Year. In Policy Years 8 and thereafter, the Distribution Charge will be 5% of premiums paid during a Policy Year up to the Target Premium, and 2.5% of premiums paid in excess of the Target Premium in any such Policy Year. For this purpose, the Target Premium equals 1.25 times the annual whole life premium which would be calculated for the Policy using the applicable 1980 Commissioners Standard Ordinary Mortality Table and an interest rate of 3.5%.

The Premium Tax Charge will vary from state to state, and will be equal to the actual amount of premium tax or retaliatory tax assessed on sales in the jurisdiction in which the Policy is sold. Currently Vermont-domiciled insurance companies are assessed a premium tax or a retaliatory tax on sales of life insurance in all states. Premium taxes generally range from 2% to 3.5%. Premium taxes may range up to 4% for certain cities in South Carolina and 12% for certain jurisdictions in Kentucky.

MONTHLY DEDUCTIONS

Charges will be deducted from the Account Value on or as of the Date of Issue and on each Monthly Policy Date. The Monthly Deduction consists of four components - (a) the Cost of Insurance Charge, (b) the Policy Administration Charge, (c) for Policies issued on the basis of full medical underwriting, the Underwriting Charge, and (d) for Policies containing a Term Rider, the charges associated with the Term Rider. Because portions of the Monthly Deduction, such as the Cost of Insurance Charge, can vary from Policy Month to Policy Month, the Monthly Deduction may vary in amount from Policy Month to Policy Month. The Monthly Deduction will be deducted on a pro rata basis from the Subaccounts of the Separate Account.

COST OF INSURANCE CHARGE. The monthly Cost of Insurance Charge is calculated by multiplying the cost of insurance rate or rates by the Net Amount at Risk for each Policy Month. Because both the Net Amount at Risk and the variables that determine the cost of insurance rate, such as the Insured's age and the Duration of the Policy, may vary, the Cost of Insurance Charge will likely be different from month to month.

         (1) NET AMOUNT AT RISK. The Net Amount at Risk on any Monthly Policy Date is approximately the amount by which the Death Benefit exceeds the Account Value. It measures the amount that National Life would have to pay in excess of the Policy's Account Value if the Insured died. The actual calculation uses the Death Benefit divided by 1.00327234 to take into account assumed monthly earnings at an annual rate of 4%. The Net Amount at Risk is determined separately for the Face Amount on the Date of Issue and any increases in Face Amount. In determining the Net Amount at Risk for each increment of Face Amount, the Account Value is first applied to the Face Amount on the Date of Issue. If the Account Value exceeds the Face Amount on the Date of Issue, the excess is then applied to any increases in Face Amount in the order such increases took effect.

      If the Net Amount at Risk increases, your monthly Cost of Insurance Charge will increase proportionately. The Net Amount at Risk may increase if, for example, the Death Benefit is based on the Face Amount and the Account Value decreases because of negative investment results. The Net Amount at Risk may also increase if the Death Benefit is based on the Death Benefit Factor times the Cash Surrender Value and the Account Value rises because of positive investment results. The Net Amount at Risk may decrease in the opposite situations, and if it does, your monthly Cost of Insurance Charge will decrease proportionately.

           (2) COST OF INSURANCE RATE. Policies may be issued

                  (a) after full medical underwriting of the proposed Insured,

                  (b) on a guaranteed issue basis, where no medical underwriting is required prior to issuance of a Policy, or

                  (c) on a simplified underwriting basis, under which medical underwriting is limited to requiring the proposed Insured to answer three medical questions on the application.

Current cost of insurance rates for Policies issued on a guaranteed issue basis or a simplified underwriting basis are higher than current standard cost of insurance rates for healthy Insureds who undergo medical underwriting.

GUARANTEED RATES. The guaranteed maximum cost of insurance rates are set forth in the Policy, and will depend on the Insured's Attained Age, Rate Class, and the applicable 1980 Commissioners Standard Ordinary Smoker/Nonsmoker/Unismoker Mortality Table. If you are based in Montana you must generally select a "unisex" Rate Class.

CURRENT RATES AND HOW THEY ARE DETERMINED. The actual cost of insurance rates used ("current rates") will depend on the Insured's Attained Age, Rate Class, underwriting method, and Duration. These current cost of insurance rates are set based on National Life's anticipated mortality experience. Generally rates are higher for an older insured, if the Insured is a smoker, or if the Insured is in a substandard rate class (usually because of a health issue). Generally rates are lower for insureds in a fully medically underwritten preferred rate class. Rates may also be higher for a Policy that has a longer Duration, compared to another Policy with identical characteristics and a shorter Duration. As noted above, rates for Policies issued on the basis of guaranteed issue or simplified issue will generally be higher. We periodically review the adequacy of our current cost of insurance rates and may adjust their level if our anticipated mortality experience changes. However, our cost of insurance rates will never exceed guaranteed maximum cost of insurance rates. Any change in the current cost of insurance rates will apply to all persons of the same Issue Age, Rate Class, underwriting method, and with Policies of the same Duration.

A cost of insurance rate is determined separately for the Face Amount on the Date of Issue and any increases in Face Amount. In calculating the Cost of Insurance Charge, the rate for the Rate Class on the Date of Issue is applied to the Net Amount at Risk for the Face Amount on the Date of Issue (see "Rate Class", below). For each increase in Face Amount, the rate for the Rate Class applicable to the increase is used. If, however, the Death Benefit is based on the Cash Surrender Value times the Death Benefit Factor, the rate for the Rate Class for the Face Amount on the Date of Issue will be used for the amount of the Death Benefit in excess of the total Face Amount.

RATE CLASS. The Rate Class of the Insured will affect the guaranteed and current cost of insurance rates. National Life currently places Insureds into, for each of guaranteed issue, simplified issue, and full medical underwriting, male non-smoker, female non-smoker, unisex non-smoker, male smoker, female smoker, unisex smoker, unisex unismoker, male unismoker, and female unismoker Rate Classes. For full medical underwriting cases, preferred and substandard rate classes may also apply. Substandard, Smoker, male, guaranteed issue and simplified issue Rate Classes reflect higher mortality risks. The unisex Rate Classes are not available in certain states.

COST OF TERM INSURANCE. For Policies which include the Term Rider, the cost of term insurance under the Rider will be the Supplemental Term Insurance Amount, divided by 1.00327234, times the same cost of insurance rates that apply to the Net Amount at Risk for the Face Amount.

POLICY ADMINISTRATION CHARGE. The Policy Administration Charge, which is currently $5.50 per month, will be deducted from the Account Value on or as of the Date of Issue and each Monthly Policy Date as part of the Monthly Deduction. The Policy Administration Charge may be increased, but is guaranteed never to exceed $8.00 per month.

UNDERWRITING CHARGE. Policies issued on the basis on full medical underwriting will be assessed an Underwriting Charge, deducted monthly as part of the Monthly Deduction. The Underwriting Charge totals $20 in Policy Year 1, and $45 in each of the next four Policy Years. Policies issued on the basis of guaranteed issue or simplified issue will not be assessed an Underwriting Charge.

MORTALITY AND EXPENSE RISK CHARGE

A daily Mortality and Expense Risk Charge will be assessed against the Separate Account. The current annual rates are set forth below for the various Policy Years of a Policy.

   For Policy Years 1 - 7: 0.22% of Account Value in the Separate Account
   For Policy Years 8 -10: 0.12% of Account Value in the Separate Account
   For Policy Years 11-20: 0.02% of Account Value in the Separate Account; and For Policy Year 21 and thereafter: 0.00% of Account Value in the Separate Account.

      We may increase the above rates for the Mortality and Expense Risk Charge, but the charge is guaranteed not to exceed 0.60% of Account Value in the Separate Account at all times.

SEPARATE ACCOUNT ADMINISTRATION CHARGE

A daily Separate Account Administration Charge is assessed against the Separate Account. This daily charge is assessed at an annual rate of 0.10% of the Account Value in each Subaccount of the Separate Account. This charge is guaranteed not to increase. National Life currently intends to reduce the Separate Account Administration Charge for Policy Years after Policy Year 20 to 0.07% annually. This cost reduction is not guaranteed, however, and will be continued only if our expense experience with the Policies justifies it.

TRANSFER CHARGE

Currently, unlimited transfers are permitted among the Subaccounts. We have no present intention to impose a transfer charge in the foreseeable future. However, we reserve the right to impose in the future a transfer charge of up to $25 on each transfer in excess of twelve transfers in any Policy Year.

If imposed, the transfer charge will be deducted from the Subaccounts based on the proportion that each Subaccount's value bears to the total Account Value in the Separate Account. All transfers effected on the same Valuation Date would be treated as one transfer transaction. The transfer charge will not apply to transfers resulting from Policy loans, the exercise of the transfer right due to the change in investment policy of a Subaccount, or the initial reallocation of Account Values from the Money Market Subaccount to other Subaccounts, These transfers will not count against the twelve free transfers in any Policy Year.

OTHER CHARGES

The Separate Account purchases shares of the Funds at net asset value. The net asset value of those shares reflect management fees and expenses already deducted from the assets of the Funds' Portfolios. The fees and expenses for the Funds and their Portfolios are described briefly in connection with a general description of each Fund.

We sell the Policies through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of ours. We pay commissions to the broker-dealers for selling the Policies. You do not pay directly these commissions. We do. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policies.

More detailed information is contained in the Funds' Prospectuses which accompany this Prospectus.

POSSIBLE CHARGE FOR NATIONAL LIFE'S TAXES

At the present time, National Life makes no charge for any Federal, state or local taxes (other than state premium taxes or the DAC Tax) that the Company incurs that may be attributable to the Separate Account or to the Policies. National Life, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Accounts or to the Policies. If any tax charges are made in the future, they will be accumulated daily and transferred from the Separate Account to National Life's general account. Any investment earnings on tax charges accumulated in the Separate Account will be retained by National Life.


                        SUPPLEMENTAL TERM INSURANCE RIDER

At your option, the Term Rider, which is subject to the restrictions and limitations set forth in the Rider, may be included in a Policy. Election of the Term Rider will result in the Death Benefit including the Supplemental Term Insurance Amount. The charge for the Term Rider will be an amount included in the Monthly Deduction equal to the Supplemental Term Insurance Amount, divided by 1.00327234, times the cost of insurance rates which apply based on the

Insured's then Attained Age, sex (if applicable) and Rate Class applicable to the Insured on the date of issue of the Term Rider. At issue, costs can be decreased by purchasing a higher Supplemental Term Insurance Amount through the use of the Term Rider, since there is no Target Premium associated with the Supplemental Term Insurance Amount, which may have the effect of reducing the Premium Loads. For Policies issued in the State of Florida, the Supplemental Term Insurance Rider is not available after age 95. For Policies for which the state of governing jurisdiction is New York, the Supplemental Term Insurance Rider expires at the end of day before the insured reaches Attained Age 80.



             FEDERAL INCOME TAX CONSEQUENCES [TO BE UPDATED BY POST
                           EFFECTIVE AMENDMENT FILING]



INTRODUCTION

The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

TAX STATUS OF THE POLICY

In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a life insurance policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, National Life believes that a Policy issued on the basis of a standard rate class should satisfy the applicable requirements. There is less guidance, however, with respect to a policy issued on a substandard basis (I.E., a rate class involving higher than standard mortality risk) and it is not clear whether such a policy will in all cases satisfy the applicable requirements particularly if you pay the full amount of premiums permitted under the policy and you select the guideline premium tax compliance test.. If it is subsequently determined that a Policy does not satisfy the applicable requirements, National Life may take appropriate steps to bring the policy into compliance with such requirements and National Life reserves the right to modify the policy as necessary in order to do so.

In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, National Life believes that the owner of a policy should not be treated as the owner of the underlying assets. The Company reserves the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying Separate Account assets. While National Life believes that the policy does not give Policy Owners investment control over Separate Account assets, we reserve the right to modify the policy as necessary to prevent the Policy Owner from being treated as the owner of the Separate Account assets supporting the Policy.

In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order for the policy to be treated as a life insurance contract for Federal income tax purposes. It is intended that the Separate Account, through the Funds, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

IN GENERAL. National Life believes that the death benefit under a Policy should generally be excludible from the gross income of the beneficiary. Federal, state and local estate, inheritance, transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax advisor should be consulted on these consequences.

Depending on the circumstances, the exchange of a Policy, an increase or decrease of a Policy's Face Amount, a change in the Policy's Death Benefit Option (i.e., a change from Death Benefit Option A to Death Benefit Option B or vice versa, a Policy loan, a Withdrawal, a surrender, a change in ownership, or an assignment of the Policy may have Federal income tax consequences. A tax advisor should be consulted before effecting any of these policy changes.

Generally, as long as you are not subject to the federal corporate Alternative Minimum Tax, you will not be deemed to be in constructive receipt of the Account Value, including increments thereof, until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by, a Policy depend upon whether the Policy is classified as a "Modified Endowment Contract". Whether a Policy is or is not a Modified Endowment Contract, upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of indebtedness exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax

MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts" ("MECs"), with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the Policy as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a MEC. In general a policy will be classified as a MEC if the amount of premiums paid into the policy causes the policy to fail the "7-pay test." A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid in the policy exceeds the sum of the level premiums that would have been paid at that point under a policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the policy during the first seven years, the 7-pay test will have to be reapplied as if the policy had originally been issued at the reduced face amount. If there is a "material change" in the policy's benefits or other terms, the policy may have to be retested as if it were a newly issued policy. A material change may occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven policy years. To prevent your policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective Policy Owner should consult a tax advisor to determine whether a policy transaction will cause the Policy to be classified as a MEC.

DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS. Policies classified as Modified Endowment Contracts are subject to the following tax rules:

         (1) All distributions other than death benefits from a Modified Endowment Contract, including distributions upon surrender and withdrawals, will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Policy Owner's investment in the Policy only after all gain has been distributed.

         (2) Loans taken from or secured by a Policy classified as a Modified Endowment Contract are treated as distributions and taxed accordingly.

         (3) A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Policy Owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Policy Owner or the joint lives (or joint life expectancies) of the Policy Owner and the Policy Owner's beneficiary or designated beneficiary.

If a Policy becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from a Policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the Policy Owner's investment in the Policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes if Policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Policy that is not classified as a Modified Endowment Contract are generally not treated as distributions. However, the tax consequences associated with no or low cost Policy loans is less clear and a tax adviser should be consulted about such loans.

Finally, neither distributions from nor loans from or secured by a Policy that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.

INVESTMENT IN THE POLICY. Your investment in the Policy is generally your aggregate premium payments. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

POLICY LOANS. In general, interest paid on any loan under a Policy will not be deductible. If a Policy loan is outstanding when a Policy is canceled or lapses, the amount of the outstanding indebtedness will be added to amount distributed and will be taxed accordingly. Before taking out a Policy loan, you should consult a tax adviser as to the tax consequences.

WITHHOLDING. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by National Life (or its affiliates) to the same Policy Owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the Policy Owner's income when a taxable distribution occurs.

BUSINESS USES OF THE POLICY. Businesses can use the Policy in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

SPLIT DOLLAR ARRANGEMENTS. The IRS and the Treasury Department have recently issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

Additionally, on July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits, with limited exceptions, publicly traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

TAX SHELTER REGULATIONS. Prospective Owners that are corporations should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to corporate tax shelters.

ALTERNATIVE MINIMUM TAX. There may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

OTHER TAX CONSIDERATIONS. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the Policy Owner may have generation-skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

CONTINUATION BEYOND AGE 100. The tax consequences of continuing the Policy beyond the Insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the Insured's 100th year.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

POSSIBLE CHARGES FOR NATIONAL LIFE'S TAXES

At the present time, National Life makes no charge for any Federal, state or local taxes (other than the charge for state premium taxes and the DAC tax) that may be attributable to the Subaccounts or to the policies. National Life reserves the right to charge the Subaccounts for any future taxes or economic burden National Life may incur.

               DISTRIBUTION OF THE POLICIES[TO BE UPDATED BY POST
                          EFFECTIVE AMENDMENT FILING]

We have entered into a distribution agreement with Equity Services, Inc. ("ESI") to act as principal underwriter and for the distribution and sale of the Policies. ESI is affiliated with us. ESI sells the Policies through its sales representatives. ESI has also entered into selling agreements with other broker-dealers who in turn sell the Policies through their sales representatives. ESI is registered as a broker-dealer under the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

ESI's representatives who sell the Policy are registered with the NASD and with the states in which they do business. More information about ESI and its sales representatives is available at HTTP://WWW.NASDR.COM or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.

National Life is seeking approval to sell the Policies in all states and the District of Columbia. However, all approvals may not be obtained. The Policies are offered and sold only in those states where their sale is lawful.

Dealers are compensated for sales of the Policies by dealer concessions. During the first seven Policy Years, the gross dealer concession will not be more than 15% of the premiums paid up to the target Premium and 2.5% of the premiums paid in excess of the Target Premium. For Policy Years after Policy Year 7, the gross dealer concession will not be more than 5% of the premiums paid, up to the Target Premium, and 2.5% of the premiums in excess of the Target Premium. In addition, dealers will be paid amounts equal to 0.10% per annum of the Account Value in the Separate Account for the first twenty Policy Years, and 0.05% per annum of such amount thereafter. Full time agents of National Life who achieve specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards. National Life general agents also receive override compensation on Policies sold through ESI registered representatives. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. You may ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Policy.

From time to time we may offer specific sales incentives to selling dealers and registered representatives. These incentives may take the form of cash bonuses for reaching certain sales levels or for attaining a high ranking among registered representatives based on sales levels. These incentive programs may also include sales of National Life's or their affiliates' other products. To the extent, if any, that such bonuses are attributable to the sale of variable products, including the Policies, such bonuses will be paid through the agent's broker-dealer.

Commissions and other incentives or payments described above are not charged directly to Policy owners or to the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Policy.

See "Distribution of the Policies" in the Statement of Additional Information for more information about compensation paid for the sale of the Policies.


                                  LEGAL MATTERS

National Life, like other life insurance companies, is involved in lawsuits, including class action lawsuits. Although we cannot predict the outcome of any litigation with certainty, National Life believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or the Variable Account.

                             OTHER POLICY PROVISIONS

INCONTESTABILITY. The Policy will be incontestable after it has been in force during the Insured's lifetime for two years from the Date of Issue (or such other date as required by state law). Similar incontestability will apply to an increase in Face Amount or reinstatement after it has been in force during the Insured's lifetime for two years from its effective date.

Before such times, however, we may contest the validity of the Policy (or changes) based on material misstatements in the initial or any subsequent application.

MISSTATEMENT OF AGE AND SEX. If it is found that the amount of any benefit provided by the Policy is incorrect because of misstatement as to age or sex (if applicable), the Account Value and the Death Benefit will be equitably adjusted on the basis of the correct facts. When adjusting the Account Value, the adjustment will take effect on the Monthly Policy Date on or next following the date we have proof to our satisfaction of such misstatement. When adjusting the Death Benefit the adjustment shall take effect as of the Monthly Policy Date preceding the date of death.


                              FINANCIAL STATEMENTS

The financial statements of National Life and of the relevant subaccounts of the Separate Account are included in the Statement of Additional Information. The financial statements of National Life should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon National Life's ability to meet its obligations under the Policies.

                                    GLOSSARY

ACCOUNT VALUE           The sum of the Policy's values in the Separate Account
                        and the Loan Account.

ATTAINED AGE            The Issue Age of the Insured  plus the number of full
                        Policy Years which have passed since the Date of Issue.

BENEFICIARY             The person(s) or entity(ies) designated to receive all
                        or some of the Death Benefit when the Insured dies. The
                        Beneficiary is designated in the application or if subsequently changed, as shown in the latest change filed with National Life. The interest of any Beneficiary who dies before the Insured shall vest in the Owner unless otherwise stated.

CASH SURRENDER VALUE    The Account Value of the Policy reflecting, in Policy
                        Years 1 and 2, the Distribution Charge Refund, and in
                        Policy Years 1 to 5, the nonguaranteed enhancement during the first five Policy years described in this prospectus. The Cash Surrender Value is equal to the Account Value on the fifth Policy Anniversary and thereafter.

COLLATERAL              The Account Value in the Loan Account which
                        secures the amount of any Policy loan.

CUMULATIVE MINIMUM      The sum of the Minimum Monthly Premiums in effect on
MONTHLY PREMIUM         each Monthly Policy Date since the Date of Issue
                        (including the current month).

DAC TAX A tax attributable to Specified Policy Acquisition Expenses under Internal Revenue Code Section 848.

DATE OF ISSUE           The date which is the first Monthly Policy Date, which
                        is set forth in the Policy Schedule A. It is used to determine Policy Years, Policy Months and Monthly Policy
                        Dates, as well as to measure suicide and contestable periods.

DEATH BENEFIT           Under Option A, the greater of (a) the Face Amount or
                        (b) the Death Benefit Factor times the Cash Surrender
                        Value on the date of death; under Option B, the greater of (a) the Face Amount plus the Account Value on the date of death, or (b) the Death Benefit Factor times the Cash Surrender Value on the date of death; in each case plus any Supplemental Term Insurance Amount, less any outstanding Policy loan and accrued interest, and less any unpaid Monthly Deductions.

DEATH BENEFIT FACTOR    A percentage specified in either the Cash Value
                        Accumulation Test or the Guideline Premium Test for qualification of a Policy as life insurance under the Internal Revenue Code, which when multiplied by the Cash
                        Surrender Value, must always be less than or equal to the Death Benefit plus any outstanding Policy loans, accrued interest thereon, and any unpaid Monthly
                        Deductions, and minus any dividends payable and any Supplemental term Insurance Amount.

DEATH BENEFIT STANDARD  The Death Benefit Factor multiplied by the Cash
                        Surrender Value of the Policy on the date of the Insured's death, less the amount of any Monthly Deductions then due, and less any outstanding Policy loans plus accrued interest.

DISTRIBUTION CHARGE     An amount deducted from each premium to cover the cost
                        of distribution of the Policy. The Distribution Charge is equal to, in Policy Year 1, 13% of premiums paid during the Policy Year up to the Target Premium, and 0.5% of premiums paid in excess of the target premium during the Policy Year. In Policy Years 2 through 7, the
                        Distribution Charge is equal to 15% of premiums paid during a Policy Year up to the Target Premium, and 2.5% of premiums paid in excess of the Target Premium in any such Policy Year. In Policy Years 8 and thereafter, the
                        Distribution Charge will be 5% of premiums paid during a Policy Year up to the Target Premium, and 2.5% of premiums paid in excess of the Target Premium in any such Policy Year.

DISTRIBUTION CHARGE     An amount which will be added to Account Value as of the
REFUND                  time of the applicable first year premium payments, to
                        determine the proceeds payable to the Owner upon surrender during in Policy Years 1 or 2. Such amount shall be equal to the lesser of (a) the Premium Loads on all premiums paid in the first Policy Year, less 2% of such premiums paid in the first Policy Year, or (b) one third of the Premium Loads paid on all premiums paid in the first Policy Year, plus 2% of such premiums, less the Premium Tax Charge. The Distribution Charge Refund is zero at all times after the first Policy Year.

DURATION The number of full years the insurance has been in force; for the Face Amount on the Date of Issue, measured from the Date of Issue; for any increase in Face Amount, measured from the effective date of such increase.

FACE AMOUNT             The Face Amount of the Policy on the Date of Issue plus
                        any increases in Face Amount and minus any decreases in Face Amount.

GRACE PERIOD            A 61-day period measured from the date on which notice
                        of pending lapse is sent by National Life, during which the Policy will not lapse and insurance coverage continues. To prevent lapse, the Owner must during the Grace Period make a premium payment at least equal to three times the Monthly Deduction due the date when the Grace Period began, plus any Premium Loads.

HOME OFFICE             National Life's Home Office at National Life Drive,
                        Montpelier, Vermont 05604.

INSURED                 The person upon whose life the Policy is issued.

ISSUE AGE               The age of the Insured at his or her birthday nearest
                        the Date of Issue. The Issue Age is stated in the Policy.

LOAN ACCOUNT            Account Value which is held in National Life's general
                        account as Collateral for Policy loans.

MINIMUM FACE AMOUNT     The Minimum Face Amount is $5000.

MINIMUM INITIAL PREMIUM The minimum premium required to issue a Policy. The
                        Minimum Initial Premium per set of Policies purchased at the same time and associated with a corporation or its affiliates, a trust, or a partnership, is $100,000.

MINIMUM MONTHLY PREMIUM An amount stated in the Policy, the payment of which each month will keep the Policy from entering a Grace Period during the Policy Protection Period.

MONTHLY DEDUCTION       The amount deducted in advance from the Account Value on
                        each Monthly Policy Date. It includes the Policy
                        Administration Charge, the Cost of Insurance Charge, and, if applicable, the Underwriting Charge and the charge for the Term Rider.

MONTHLY POLICY DATE     The day in each calendar month which is the same day of
                        the month as the Date of Issue, or the last day of any month having no such date, except that whenever the Monthly Policy Date would otherwise fall on a date other than a Valuation Date, the Monthly Policy Date will be deemed to be the next Valuation Date.

NET ACCOUNT VALUE       The Account Value of a Policy less any outstanding
                        Policy loans and accrued interest thereon.

NET AMOUNT AT RISK      The amount by which (a) the Death Benefit, plus any
                        outstanding Policy loans and accrued interest, and plus any unpaid Monthly Deductions, and divided by 1.0032734
                        (to take into account earnings of 4% per annum solely for the purpose of computing Net Amount at Risk), exceeds (b) the Account Value.

NET CASH SURRENDER      The Cash Surrender Value of a policy less any
VALUE                   outstanding Policy Loans and accrued interest thereon.

NET PREMIUM             The remainder of a premium after the deduction of the
                        Premium Loads.

OWNER The person(s) or entity(ies) entitled to exercise the rights granted in the Policy.

POLICY ADMINISTRATION   A charge currently in the amount of $5.50 per month
CHARGE                  included in the Monthly Deduction, which is intended to
                        reimburse National Life for ordinary administrative expenses. National Life reserves the right to increase this charge up to an amount equal to $8.00 per month.

POLICY ANNIVERSARY      The same day and month as the Date of Issue in each
                        later year.

POLICY PROTECTION       The first five years after the Date of Issue of a Policy
PERIOD                  during which the Policy will not lapse regardless of
                        whether net Account value is sufficient to cover the Monthly Deductions, provided that premium payments at least equal to the Cumulative Minimum Monthly Premium have been paid.

POLICY YEAR             A year that starts on the Date of Issue or on a Policy
                        Anniversary.

PREMIUM LOADS           A charge deducted from each premium payment, which
                        consists of the Distribution Charge and the applicable
                        Premium Tax Charge

PREMIUM TAX CHARGE      A charge deducted from each premium payment to cover the
                        cost of all applicable state and local premium taxes.

RATE CLASS              The classification of the Insured for cost of insurance
                        purposes. The Rate Classes are: for each of guaranteed issue, simplified issue, and full medical underwriting, there are male non-smoker, female non-smoker, unisex non-smoker, male smoker, female smoker, unisex nonsmoker, unisex unismoker, male unismoker, and female unismoker. For full medical underwriting cases, preferred and substandard rate classes may also apply.

SUPPLEMENTAL TERM       Additional insurance coverage provided by the Term
INSURANCE AMOUNT        Rider, equal to, under Option A, the Term Insurance
                        Amount stated in the Policy less any excess of (a) the Policy's Death Benefit Standard over (b) the Policy's
                        Face Amount on the date of the Insured's death, less the amount of any Monthly Deductions then due, and less any outstanding Policy loans and accrued interest thereon, but not less than zero. Under Option B, the Supplemental
                        Term Insurance Amount is equal to the Term Insurance
                        Amount stated in the Policy less any excess of (a) the Policy's Death Benefit Standard over (b) the Policy's
                        Face Amount on the date of the Insured's death, plus the Account Value of the Policy on the date of the Insured's
                        Death, less the amount of any Monthly Deductions then due, and less any outstanding Policy loans and accrued interest thereon, but not less than zero.

TARGET PREMIUM          An amount equal to 1.25 times the annual whole life
                        premium which would apply to a Policy calculated by using the applicable 1980 Commissioners Standard
                        Ordinary Mortality Table and an interest rate of 3.5%.

TERM INSURANCE AMOUNT   An amount stated in the Policy on which the Supplemental
                        Term Insurance Amount is based.

TERM RIDER              An optional benefit that may be included in a Policy at
                        the owner's option, which provides additional insurance coverage in the form of the Supplemental Term Insurance
                        Amount.


VALUATION DATE          Each day that the New York Stock Exchange is open for
                        business other than the day after Thanksgiving and any day on which trading is restricted by directive of the Securities and Exchange Commission. Unless otherwise indicated, whenever an event occurs or a transaction is to be effected on a day that is not a Valuation Date, it will be deemed to have occurred on the next Valuation
                        Date. A Valuation Day ends at the close of regular trading of the New York Stock Exchange.

VALUATION PERIOD        The time between two successive Valuation Dates. Each
                        Valuation Period includes a Valuation Date and any non-Valuation Date or consecutive non-Valuation Dates immediately preceding it.

WITHDRAWAL              A payment made at the request of the Owner pursuant to
                        the right in the Policy to withdraw a portion of the Policy's Net Account Value.

                                   APPENDIX A
                 ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
                          AND NET CASH SURRENDER VALUES


         The following tables illustrate how the Death Benefits, Account Values and Net Cash Surrender Values of a Policy may change with the investment experience of the Separate Account. The tables show how the Death Benefits, Account Values and Net Cash Surrender Values of a Policy issued to an Insured of a given age, sex and Rate Class would vary over time if the investment return on the assets held in each Portfolio of each of the Funds were a UNIFORM, gross annual rate of 0%, 6% and 12%. These gross rates of return do not include the deduction of the charges and expenses of the underlying Portfolios.

         The tables on Pages A-2 to A-10 illustrate a Policy issued to a male Insured, Age 40 in the full medical underwriting nonsmoker preferred Rate Class with a Face Amount of $250,000 and Planned Annual Premiums of $3,000 paid at the beginning of each Policy Year. The Death Benefits, Account Values and Net Cash Surrender Values would be lower if the Insured was in a smoker or substandard class, a guaranteed issue class or a simplified issue class, since the cost of insurance charges are higher for these classes. Also, the values would be different from those shown if the gross annual investment returns AVERAGED 0%, 6% and 12% over a period of years, but fluctuated above and below those averages during individual Policy Years.

         The second column of the tables show the amount to which the premiums would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually. The columns shown under the heading "Guaranteed" assume that throughout the life of the policy, the monthly charge for cost of insurance is based on the maximum level permitted under the Policy (based on the applicable 1980 CSO Table); the columns under the heading "Current" assume that throughout the life of the Policy, the monthly charge for cost of insurance is based on the current cost of insurance rate, and the Mortality and Expense Risk Charge and the Policy Administration Charge are at the current rates.


         The amounts shown in all tables reflect (1) the Mortality and Expense Risk Charge, (2) the Separate Account Administration Charge, and (3) an averaging of certain other asset charges described below that may be assessed under the Policy. The other asset charges reflected in the Current and Guaranteed illustrations equals an average of ____%.This total is based on an assumption that an Owner allocates the Policy values equally among the Subaccounts of the Separate Account. These asset charges do not take into account expense reimbursement arrangements expected to be in place for 2004 for some of the Portfolios. If these reimbursement agreements were reflected, the Account Values and Net Cash Surrender Values of a Policy which allocates Policy Values equally among the Subaccounts would be higher than those shown in the following tables. For information on Fund and Portfolio expenses, see the prospectuses for the Funds accompanying this prospectus.


         The tables also reflect the fact that no charges for Federal or state income taxes are currently made against the Separate Account. If such a charge is made in the future, it would take a higher gross annual rate of return to produce the same Policy values.

         The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums are paid and allocated as indicated and no Policy loans are made. The tables are also based on the assumption that the Owner has not requested an increase or decrease in the Face Amount, that no Withdrawals have been made and no transfers have been made in any Policy Year.

         Please note: Actual returns will fluctuate over time and likely will be both positive and negative. The actual values under the Policy could be significantly different from those shown even if the actual returns averaged 0%, 6% and 12%, but fluctuated over and under those averages throughout the years shown. Depending on the timing and degree of fluctuation, the actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless the Owner pays more than the stated premiums.

         Upon request, National Life will provide a comparable illustration based upon the proposed Insured's Age and Rate Class, the Death Benefit Option, the Death Benefit compliance test, Face Amount and Planned Annual Premiums requested and the application of the Term Rider, if requested.

                         NATIONAL LIFE INSURANCE COMPANY
  SENTINEL BENEFIT PROVIDER FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

$250,000 FACE AMOUNT          MALE INSURED ISSUE AGE 40         FULL MEDICAL
DEATH BENEFIT OPTION A          ANNUAL PREMIUM $3,000        PREFERRED NONSMOKER
CASH VALUE ACCUMULATION TEST

              ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 0%
       (NET ANNUAL RATE OF RETURN OF -1.70% FOR GUARANTEED CHARGES IN ALL
                YEARS. FOR CURRENT CHARGES, -1.33% FOR THE FIRST
              SEVEN YEARS, -1.23% FOR THE NEXT THREE YEARS, -1.14%
                      FOR THE NEXT 10 YEARS, AND -1.09% FOR
                         YEARS AFTER THE TWENTIETH YEAR)

           Premium
                           GUARANTEED                           CURRENT
End of     Accumulated                 Cash                                    Cash
Policy     at 5% Int.      Account     Surrender    Death       Account        Surrender      Death
YEAR       PER YEAR        VALUE       VALUE        BENEFIT     VALUE          VALUE          BENEFIT
----       --------        -----       -----        -------     -----          -----          -------




The Death Benefit may, and the Account Values and Net Cash Surrender Values will, differ if premiums are paid in different amounts or frequencies.

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

                         NATIONAL LIFE INSURANCE COMPANY
  SENTINEL BENEFIT PROVIDER FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

$250,000 FACE AMOUNT            MALE INSURED ISSUE AGE 40       FULL MEDICAL
DEATH BENEFIT OPTION A            ANNUAL PREMIUM $3,000      PREFERRED NONSMOKER
CASH VALUE ACCUMULATION TEST

              ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 6%
        (NET ANNUAL RATE OF RETURN OF 4.20% FOR GUARANTEED CHARGES IN ALL
              YEARS. FOR CURRENT CHARGES, 4.59% FOR THE FIRST SEVEN
              YEARS, 4.69% FOR THE NEXT THREE YEARS, 4.80% FOR THE
                          NEXT 10 YEARS, AND 4.85% FOR
                         YEARS AFTER THE TWENTIETH YEAR)


          Premium
                          GUARANTEED                         CURRENT
End of    Accumulated                 Cash                             Cash
Policy    at 5% Int.      Account     Surrender    Death     Account   Surrender   Death
YEAR      PER YEAR        VALUE       VALUE        BENEFIT   VALUE     VALUE       BENEFIT
----      --------        -----       -----        -------   -----     -----       -------



The Death Benefit may, and the Account Values and Net Cash Surrender Values will, differ if premiums are paid in different amounts or frequencies.

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

                         NATIONAL LIFE INSURANCE COMPANY
  SENTINEL BENEFIT PROVIDER FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

$250,000 FACE AMOUNT             MALE INSURED ISSUE AGE 40  FULL MEDICAL
DEATH BENEFIT OPTION A           ANNUAL PREMIUM $3,000      PREFERRED NONSMOKER
CASH VALUE ACCUMULATION TEST

              ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 12%
       (NET ANNUAL RATE OF RETURN OF 10.10% FOR GUARANTEED CHARGES IN ALL
                YEARS. FOR CURRENT CHARGES, 10.51% FOR THE FIRST
              SEVEN YEARS, 10.62% FOR THE NEXT THREE YEARS, 10.73%
                      FOR THE NEXT 10 YEARS, AND 10.78% FOR
                         YEARS AFTER THE TWENTIETH YEAR)

          Premium
                          GUARANTEED                           CURRENT
End of    Accumulated                 Cash                                    Cash
Policy    at 5% Int.      Account     Surrender    Death       Account        Surrender      Death
YEAR      PER YEAR        VALUE       VALUE        BENEFIT     VALUE          VALUE          BENEFIT
----      --------        -----       -----        -------     -----          -----          -------



The Death Benefit may, and the Account Values and Net Cash Surrender Values will, differ if premiums are paid in different amounts or frequencies.

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

                         NATIONAL LIFE INSURANCE COMPANY
  SENTINEL BENEFIT PROVIDER FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

$250,000 FACE AMOUNT       MALE INSURED ISSUE AGE 40        FULL MEDICAL
DEATH BENEFIT OPTION A     ANNUAL PREMIUM $3,000            PREFERRED NONSMOKER
GUIDELINE PREMIUM TEST

              ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 0%
       (NET ANNUAL RATE OF RETURN OF -1.70% FOR GUARANTEED CHARGES IN ALL
                YEARS. FOR CURRENT CHARGES, -1.33% FOR THE FIRST
                  SEVEN YEARS, -1.23% FOR THE NEXT THREE YEARS,
                  -1.14% FOR THE NEXT 10 YEARS, AND -1.09% FOR
                         YEARS AFTER THE TWENTIETH YEAR)

           Premium

                                  GUARANTEED                            CURRENT
End of     Accumulated               Cash                                Cash
Policy     at 5% Int.    Account     Surrender    Death     Account      Surrender   Death
YEAR       PER YEAR      VALUE       VALUE        BENEFIT   VALUE        VALUE       BENEFIT
----       --------      -----       -----        -------   -----        -----       -------




The Death Benefit may, and the Account Values and Net Cash Surrender Values will, differ if premiums are paid in different amounts or frequencies.

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

                         NATIONAL LIFE INSURANCE COMPANY
  SENTINEL BENEFIT PROVIDER FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

$250,000 FACE AMOUNT         MALE INSURED ISSUE AGE 40       FULL MEDICAL
DEATH BENEFIT OPTION A       ANNUAL PREMIUM $3,000           PREFERRED NONSMOKER
GUIDELINE PREMIUM TEST

              ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 6%
        (NET ANNUAL RATE OF RETURN OF 4.20% FOR GUARANTEED CHARGES IN ALL
                 YEARS. FOR CURRENT CHARGES, 4.59% FOR THE FIRST
                  SEVEN YEARS, 4.69% FOR THE NEXT THREE YEARS,
                   4.80% FOR THE NEXT 10 YEARS, AND 4.85% FOR
                         YEARS AFTER THE TWENTIETH YEAR)

         Premium

                                  GUARANTEED                         CURRENT
End of   Accumulated                 Cash                                 Cash
Policy   at 5% Int.      Account     Surrender   Death        Account     Surrender   Death
YEAR     PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
----     --------        -----       -----       -------      -----       -----       -------



The Death Benefit may, and the Account Values and Net Cash Surrender Values will, differ if premiums are paid in different amounts or frequencies.

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

                         NATIONAL LIFE INSURANCE COMPANY
  SENTINEL BENEFIT PROVIDER FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

$250,000 FACE AMOUNT         MALE INSURED ISSUE AGE 40   FULL MEDICAL
DEATH BENEFIT OPTION A       ANNUAL PREMIUM $3,000       PREFERRED NONSMOKER
GUIDELINE PREMIUM TEST

              ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 12%
       (NET ANNUAL RATE OF RETURN OF 10.10% FOR GUARANTEED CHARGES IN ALL
             YEARS. FOR CURRENT CHARGES, 10.51% FOR THE FIRST SEVEN
             YEARS, 10.62% FOR THE NEXT THREE YEARS, 10.73% FOR THE
                          NEXT 10 YEARS, AND 10.78% FOR
                         YEARS AFTER THE TWENTIETH YEAR)

                 Premium

                                     GUARANTEED                                 CURRENT
End of           Accumulated                     Cash                                          Cash
Policy           at 5% Int.          Account     Surrender    Death             Account        Surrender      Death
YEAR             PER YEAR            VALUE       VALUE        BENEFIT           VALUE          VALUE          BENEFIT
----             --------            -----       -----        -------           -----          -----          -------



The Death Benefit may, and the Account Values and Net Cash Surrender Values will, differ if premiums are paid in different amounts or frequencies.

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

                         NATIONAL LIFE INSURANCE COMPANY
  SENTINEL BENEFIT PROVIDER FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

$250,000 FACE AMOUNT        MALE INSURED ISSUE AGE 40       FULL MEDICAL
DEATH BENEFIT OPTION B      ANNUAL PREMIUM $3,000           PREFERRED NONSMOKER
GUIDELINE PREMIUM TEST

              ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 0%
       (NET ANNUAL RATE OF RETURN OF -1.70% FOR GUARANTEED CHARGES IN ALL
                YEARS. FOR CURRENT CHARGES, -1.33% FOR THE FIRST
              SEVEN YEARS, -1.23% FOR THE NEXT THREE YEARS, -1.14%
                      FOR THE NEXT 10 YEARS, AND -1.09% FOR
                         YEARS AFTER THE TWENTIETH YEAR)

          Premium
                          GUARANTEED                           CURRENT
End of    Accumulated                 Cash                                    Cash
Policy    at 5% Int.      Account     Surrender    Death       Account        Surrender      Death
YEAR      PER YEAR        VALUE       VALUE        BENEFIT     VALUE          VALUE          BENEFIT
----      --------        -----       -----        -------     -----          -----          -------




The Death Benefit may, and the Account Values and Net Cash Surrender Values will, differ if premiums are paid in different amounts or frequencies.

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

                         NATIONAL LIFE INSURANCE COMPANY
  SENTINEL BENEFIT PROVIDER FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

$250,000 FACE AMOUNT          MALE INSURED ISSUE AGE 40      FULL MEDICAL
DEATH BENEFIT OPTION B        ANNUAL PREMIUM $3,000          PREFERRED NONSMOKER
GUIDELINE PREMIUM TEST

              ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 6%
        (NET ANNUAL RATE OF RETURN OF 4.20% FOR GUARANTEED CHARGES IN ALL
              YEARS. FOR CURRENT CHARGES, 4.59% FOR THE FIRST SEVEN
              YEARS, 4.69% FOR THE NEXT THREE YEARS, 4.80% FOR THE
                          NEXT 10 YEARS, AND 4.85% FOR
                         YEARS AFTER THE TWENTIETH YEAR)

                  Premium
                                  GUARANTEED                                   CURRENT
End of            Accumulated                 Cash                                            Cash
Policy            at 5% Int.      Account     Surrender    Death               Account        Surrender      Death
YEAR              PER YEAR        VALUE       VALUE        BENEFIT             VALUE          VALUE          BENEFIT
----              --------        -----       -----        -------             -----          -----          -------



The Death Benefit may, and the Account Values and Net Cash Surrender Values will, differ if premiums are paid in different amounts or frequencies.

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

                         NATIONAL LIFE INSURANCE COMPANY
  SENTINEL BENEFIT PROVIDER FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

$250,000 FACE AMOUNT         MALE INSURED ISSUE AGE 40      FULL MEDICAL
DEATH BENEFIT OPTION B       ANNUAL PREMIUM $3,000          PREFERRED NONSMOKER
GUIDELINE PREMIUM TEST

              ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 12%
       (NET ANNUAL RATE OF RETURN OF 10.10% FOR GUARANTEED CHARGES IN ALL
                YEARS. FOR CURRENT CHARGES, 10.51% FOR THE FIRST
              SEVEN YEARS, 10.62% FOR THE NEXT THREE YEARS, 10.73%
                      FOR THE NEXT 10 YEARS, AND 10.78% FOR
                         YEARS AFTER THE TWENTIETH YEAR)

            Premium
                            GUARANTEED                         CURRENT
End of      Accumulated                 Cash                               Cash
Policy      at 5% Int.      Account     Surrender    Death     Account     Surrender   Death
YEAR        PER YEAR        VALUE       VALUE        BENEFIT   VALUE       VALUE       BENEFIT
----        --------        -----       -----        -------   -----       -----       -------



The Death Benefit may, and the Account Values and Net Cash Surrender Values will, differ if premiums are paid in different amounts or frequencies.

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

                         NATIONAL LIFE INSURANCE COMPANY

                    NATIONAL VARIABLE LIFE INSURANCE ACCOUNT




       SENTINEL BENEFIT PROVIDER VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                  INTENDED PRIMARILY FOR THE CORPORATE MARKET

                       STATEMENT OF ADDITIONAL INFORMATION









                                   OFFERED BY
                         NATIONAL LIFE INSURANCE COMPANY
                               NATIONAL LIFE DRIVE
                            MONTPELIER, VERMONT 05604





           This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Sentinel Benefit Provider Variable Universal Life Insurance Policy intended primarily for the corporate market ("Policy") offered by National Life Insurance Company. You may obtain a copy of the Prospectus dated May 2, 2005 by calling 1-800-278-3413, by writing to National Life Insurance Company, One National Life Drive, Montpelier, Vermont 05604, by accessing National Life's website at www.nationallife.com, or by accessing the SEC's website at http://www.sec.gov. Definitions of terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.



                   THIS STATEMENT OF ADDITIONAL INFORMATION IS
                   NOT A PROSPECTUS AND SHOULD BE READ ONLY IN
                CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.








                                Dated May 2, 2005

                                TABLE OF CONTENTS

                                                                            PAGE
National Life Insurance Company..............................................1
National Variable Life Insurance Account.....................................1
The Portfolios...............................................................1
Distribution of the Policies.................................................1
Contractual Arrangements between National Life and the Funds
  Investment Advisors or Distributor.........................................
Terms of Underlying Fund Participation Agreements............................
Underwriting Procedures......................................................
Increases in Face Amount.....................................................
Other Policy Provisions......................................................
Automated Fund Transfer Features.............................................
Policies Issued in Conjunction with Employee Benefit Plans...................
Special Rules for Employee Benefit Plans.....................................
Legal Developments Regarding Unisex Actuarial Tables.........................
Policy Reports...............................................................
Records .....................................................................
Legal Matters................................................................
Experts......................................................................
Financial Statements.........................................................
Financial Statements.........................................................F-1

NATIONAL LIFE INSURANCE COMPANY

National Life Insurance Company ("National Life," "we," "our," or "us") is the insurance company that issues the VariTrak variable universal life insurance policy (the "Policy"). National Life is authorized to conduct a life insurance and annuity business in all 50 states and the District of Columbia. It was originally chartered as a mutual life insurance company in 1848. It is now a stock life insurance company. All of its outstanding stock is indirectly owned by National Life Holding Company, a mutual insurance holding company established under Vermont law on January 1, 1999. All policyholders of National Life, including all the Owners of the Policies, are voting members of National Life Holding Company.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

National Variable Life Insurance Account (the "Separate Account") was established by National Life on February 1, 1985. It is a separate investment account to which we allocate assets to support the benefits payable under the Policies, other policies we currently issue, and other variable life insurance policies we may issue in the future. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, and qualifies as a "separate account" within the meaning of the federal securities laws. Such registration does not involve any supervision of the management or investment practices or policies of the Separate Account by the SEC.

The independent public accountant for the Separate Account is PricewaterhouseCoopers LLP. This firm annually performs an audit on the financial statements of the Separate Account, and provides a report to the Board of Directors of National Life. PricewaterhouseCoopers LLP also acts as the independent public accountants for National Life.

THE PORTFOLIOS

The portfolios invested in by the Separate Account are part of mutual funds registered with the SEC as open-end investment companies. You should know that such registration does not involve supervision of the management or investment practices of the portfolios by the SEC.


DISTRIBUTION OF THE POLICIES [TO BE UPDATED BY POST EFFECTIVE AMENDMENT FILING]


Equity Services, Inc. ("ESI") is responsible for distributing the Policies pursuant to a distribution agreement with us. ESI serves as principal underwriter for the Policies. ESI, a Vermont corporation and an indirect wholly owned subsidiary of National Life, is located at National Life Drive, Montpelier, Vermont 05604.

We offer the Policies to the public on a continuous basis through ESI. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

ESI offers the Policies through its sales representatives. ESI has also entered into selling agreements with other broker-dealers for sales of the Policies through their sales representatives. Sales representatives must be licensed as insurance agents and appointed by us.

We pay commissions to ESI for sales of the Policies.

Commissions paid on the Policy, as well as other incentives or payments, are not charged directly to the Policy Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy.

ESI received underwriting commissions in connection with the Policies in the following amounts during the periods indicated:

------------ --------------------------------- -------------------------------
Fiscal year  Aggregate Amount of Commissions   Aggregate Amount of Commissions
             Paid to ESI*                      Retained by ESI After Payments
                                               to its Registered Persons and
                                               Other Broker-Dealers
------------ --------------------------------- -------------------------------
------------ --------------------------------- -------------------------------


2001               $1,068,571                        $ 0
2002               $   380,945                       $ 0
2003               $   652,765                       $ 0
2004               $_____                            $___

------------ --------------------------------- -------------------------------
* Includes sales compensation paid to registered persons of ESI.

ESI passes through commissions it receives and does not retain any override as distributor for the Policies.


CONTRACTUAL ARRANGEMENTS BETWEEN NATIONAL LIFE AND THE FUNDS INVESTMENT ADVISORS OR DISTRIBUTORS


We have entered into or may enter into agreements with Funds pursuant to which the advisor or distributor pays us a fee based upon an annual percentage of the average net asset amount we invest on behalf of the Separate Account and our other separate accounts. These percentages may differ, and we may be paid a greater percentage by some investment advisors or distributors than other advisors or distributors. These agreements reflect administrative services provided by us. National Life receives compensation from the adviser or distributor of the Funds in connection with administration, distribution, or other services provided with respect to the Fund and its availability through the Policy. The amount of this compensation with respect to the Policy during 2004, which is based upon the indicated percentages of assets of each Fund attributable to the Policy, is shown below:


----------------------------------------------- ------------- -------------------------

                                  Fund           % of Assets    Revenues Received By
                                                             National Life During 2004

----------------------------------------------- ------------- -------------------------
----------------------------------------------- ------------- -------------------------
Alger American Fund                                 0.10%
----------------------------------------------- ------------- -------------------------
----------------------------------------------- ------------- -------------------------
American Century Variable Portfolios, Inc.          0.25%
----------------------------------------------- ------------- -------------------------
----------------------------------------------- ------------- -------------------------
Scudder VIT Funds                                   0.15%*
----------------------------------------------- ------------- -------------------------
----------------------------------------------- ------------- -------------------------
Dreyfus Socially Responsible Growth Fund, Inc.      0.20%
----------------------------------------------- ------------- -------------------------
----------------------------------------------- ------------- -------------------------
Fidelity VIP Funds                                  0.10%
----------------------------------------------- ------------- -------------------------
----------------------------------------------- ------------- -------------------------
AIM Variable Insurance Funds                        0.25%
----------------------------------------------- ------------- -------------------------
----------------------------------------------- ------------- -------------------------
J.P. Morgan Series Trust II 0.20%
----------------------------------------------- ------------- -------------------------
----------------------------------------------- ------------- -------------------------
Morgan Stanley Universal Institutional Funds        0.25%
----------------------------------------------- ------------- -------------------------
----------------------------------------------- ------------- -------------------------
Neuberger Berman Advisers Management Trust          0.15%
----------------------------------------------- ------------- -------------------------
----------------------------------------------- ------------- -------------------------

Wells Fargo Funds                                   0.20%

----------------------------------------------- ------------ ----------------------------

*0.13% with respect to the Equity 500 Index Fund.

These arrangements may change from time to time, and may include more Funds in the future.

TERMS OF UNDERLYING FUND PARTICIPATION AGREEMENTS

The participation agreements under which the Funds sell their shares to subaccounts of the Separate Account contain varying termination provisions. In general, each party may terminate at its option with specified advance written notice, and may also terminate in the event of specific regulatory or business developments.

Should an agreement between National Life and a Fund terminate, the subaccounts which invest in that Fund may not be able to purchase additional shares of such Fund. In that event, you will no longer be able to transfer Accumulated Values or allocate Net Premiums to subaccounts investing in Portfolios of such Fund.

Additionally, in certain circumstances, it is possible that a Fund or a Portfolio of a Fund may refuse to sell its shares to a subaccount despite the fact that the participation agreement between the Fund and us has not been terminated. Should a Fund or Portfolio of such Fund decide not to sell its shares to us, we will not be able to honor your requests to allocate cash values or Net Premiums to subaccounts investing in shares of that Fund or Portfolio.

The Funds are available to registered separate accounts of insurance companies, other than National Life, offering variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension or retirement plans qualifying under Section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise as a result of such "mixed and shared" investing. That is, it is possible that a material conflict could arise between the interests of Owners with Accumulated Value allocated to the Separate Account and the owners of life insurance policies, variable annuity contracts, or of certain retirement or pension plans issued by such other companies whose values are allocated to one or more other separate accounts investing in any one of the Funds.

In the event of a material conflict, we will take any necessary steps, including removing the Separate Account from that Fund, to resolve the matter. The Board of Directors or Trustees of the Funds intend to monitor events in order to identify any material conflicts that possibly may arise and to determine what action, if any, should be taken in response to those events or conflicts. See the individual Fund prospectuses for more information.

UNDERWRITING PROCEDURES

Policies may be issued:

               (a) after full medical underwriting of the proposed Insured,

               (b) on a guaranteed issue basis, where no medical underwriting is required prior to issuance of a Policy, or

               (c) on a simplified underwriting basis, under which medical underwriting is limited to requiring the proposed Insured to answer three medical questions on the application.

Current cost of insurance rates for Policies issued on a guaranteed issue basis or a simplified underwriting basis are higher than current standard cost of insurance rates for healthy Insureds who undergo medical underwriting.

In full medical underwriting cases, we will perform an evaluation of a proposed Insured's health and other mortality risk factors before issuing a Policy. This process is often referred to as "underwriting". We will request that a number of questions about the proposed Insured be answered on the application for a Policy, and we may require a telephone conference, certain medical tests, and/or a medical examination. When we have evaluated all the necessary information, we will place a proposed Insured into one of the following Rate Classes:

  -      guaranteed issue
  -      simplified issue

  Full medical underwriting:
  -      male nonsmoker
  -      female nonsmoker
  -      unisex nonsmoker
  -      male smoker
  -      female smoker
  -      unisex smoker,
         unisex unismoker
         male unismoker, and
         female unismoker.

  For full medical underwriting cases, preferred and substandard rates may also apply for each of the above classes.

The Rate Class into which an Insured is placed will affect both the guaranteed and the current cost of insurance rates. Smoker and substandard classes reflect higher mortality risks. In an otherwise identical Policy, an Insured in a preferred or standard class will have a lower Cost of Insurance Charge than an Insured in a substandard class with higher mortality risks. Nonsmoking Insureds will generally incur lower cost of insurance rates than Insureds who are classified as smokers.

Current cost of insurance rates for Policies issued on a guaranteed issue or simplified issue basis may be higher than current cost of insurance rates for healthy Insureds who undergo medical underwriting.

The guaranteed maximum cost of insurance rates will be set forth in your Policy, and will depend on:

-        the Insured's Attained Age
-        the Insured's sex
-        the Insured's Rate Class, and
- the 1980 Commissioners Standard Ordinary Smoker/Nonsmoker/Unismoker Mortality Table.

For Policies issued in states which require "unisex" policies or in conjunction with employee benefit plans, the guaranteed maximum cost of insurance rate will use the 1980 Commissioners Standard Ordinary Mortality Tables NB and SB.

INCREASES IN FACE AMOUNT

You should be aware that if you increase the Face Amount of your Policy, this will generally affect the total Net Amount at Risk. This will normally increase the monthly Cost of Insurance Charges. In addition, the Insured may be in a different Rate Class as to the increase in insurance coverage. We use separate cost of insurance rates for the Initial Face Amount and any increases in Face Amount. For the Initial Face Amount we use the rate for the Insured's Rate Class on the Date of Issue. For each increase in Face Amount, we use the rate for the Insured's Rate Class at the time of the increase. If the Unadjusted Death Benefit is calculated as the Accumulated Value times the specified percentage, we use the rate for the Rate Class for the Initial Face Amount for the amount of the Unadjusted Death Benefit in excess of the total Face Amount for Option A, and in excess of the total Face Amount plus the Accumulated Value for Option B.

We calculate the Net Amount at Risk separately for the Initial Face Amount and increases in Face Amount. In determining the Net Amount at Risk for each increment of Face Amount, we first consider the Accumulated Value part of the Initial Face Amount. If the Accumulated Value exceeds the Initial Face Amount, we consider it as part of any increases in Face Amount in the order such increases took effect.

Each increase in Face Amount will begin a new period of Surrender Charges in effect for 15 years from the date of the increase. This additional Surrender Charge is based on the Face Amount of the increase only. We describe this additional Surrender Charge in detail in the "Surrender Charge" section of the prospectus.

OTHER POLICY PROVISIONS

       INDEFINITE POLICY DURATION. The Policy can remain in force indefinitely (in Texas and Maryland, however, the Policy matures at Attained Age 99 at which time National Life will pay the Net Cash Surrender Value to the Owner in one sum unless a Payment Option is chosen, and the Policy will terminate). However, for a Policy to remain in force after the Insured reaches Attained Age 99, if the Face Amount is greater than the Account Value, the Face Amount will automatically be decreased to the current Account Value. Also, at Attained Age 99 Option B automatically becomes Option A, and no premium payments are allowed after Attained Age 99, although loan repayments are allowed. The tax treatment of a Policy's Account Value after Age 100 is unclear, and you may wish to discuss this treatment with a tax advisor.

      THE POLICY. The Policy and a copy of the applications attached thereto are the entire contract. Only statements made in the applications can be used to void the Policy or deny a claim. The statements are considered representations and not warranties. Only one of National Life's duly authorized officers or registrars can agree to change or waive any provisions of the Policy and only in writing. As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state.

       SPLIT DOLLAR ARRANGEMENTS. The Owner or Owners may enter into a Split Dollar Arrangement between each other or another person or persons whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., Net Cash Surrender Value or Death Benefit) are split between the parties. There are different ways of allocating such rights.

      For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the Net Cash Surrender Value. The employee may designate the Beneficiary to receive any Death Benefit in excess of the Net Cash Surrender Value. If the employee dies while such an arrangement is in effect, the employer would receive from the Death Benefit the amount which the employer would have been entitled to receive upon surrender of the Policy and the employee's Beneficiary would receive the balance of the proceeds.

       No transfer of Policy rights pursuant to a Split Dollar Arrangement will be binding on National Life unless in writing and received by National Life.

       National Life does not impose any fee with respect to split dollar arrangements.

       The IRS has recently issued new guidance affecting Split Dollar Arrangements. Any parties who elect to enter into a Split Dollar Arrangement should consult their own tax advisers regarding the tax consequences of such an arrangement.

      ASSIGNMENTS. You may assign any and all rights under the Policy. No assignment binds National Life unless in writing and received by us. National Life assumes no responsibility for determining whether an assignment is valid or the extent of the assignee's interest. All assignments will be subject to any Policy loan. The interest of any beneficiary or other person will be subordinate to any assignment. A payee who is not also the Owner may not assign or encumber Policy benefits, and to the extent permitted by applicable law, such benefits are not subject to any legal process for the payment of any claim against the payee. An assignment may have tax consequences.

         SUICIDE. In the event of the Insured's suicide, while sane or insane, within two years from the Date of Issue of the Policy (except where state law requires a shorter period), or within two years of the effective date of a reinstatement (unless otherwise required by state law), National Life's liability is limited to the payment to the beneficiary of a sum equal to the premiums paid less any Policy loan and accrued interest and any Withdrawals (since the date of reinstatement, in the case of a suicide within two years of the effective date of a reinstatement), or other reduced amount provided by state law.

If the Insured commits suicide within two years (or shorter period required by state law) from the effective date of any Policy change which increases the Death Benefit and for which an application is required, the amount which National Life will pay with respect to the increase will be the Cost of Insurance Charges previously made for such increase (unless otherwise required by state law).

       DIVIDENDS. The Policy is participating; however, no dividends are expected to be paid on the Policy. If dividends are ever declared, they will be paid in cash. At the time of the Insured person's death, the Death Benefit will be increased by dividends payable, if any.

       CORRESPONDENCE. All correspondence to you will be deemed to have been sent to you if mailed to you at your last known address.

       SETTLEMENT OPTIONS. In lieu of a single sum payment on death or surrender, an election may be made to apply the Death Benefit under any one of the fixed-benefit Settlement Options provided in the Policy. The options are described below.

       PAYMENT OF INTEREST ONLY. Interest at a rate of 3.5% per year will be paid on the amount of the proceeds retained by National Life. Upon the earlier of the payee's death or the end of a chosen period, the proceeds retained will be paid to the payee or his or her estate.

       PAYMENTS FOR A STATED TIME. Equal monthly payments, based on an interest rate of 3.5% per annum, will be made for the number of years selected.

       PAYMENTS FOR LIFE. Equal monthly payments, based on an interest rate of 3.5% per annum, will be made for a guaranteed period and thereafter during the life of a chosen person. Guaranteed payment periods may be elected for 0, 10, 15, or 20 years or for a refund period, at the end of which the total payments will equal the proceeds placed under the option.

       PAYMENTS OF A STATED AMOUNT. Equal monthly payments will be made until the proceeds, with interest at 3.5% per year on the unpaid balance, have been paid in full. The total payments in any year must be at least $10 per month for each thousand dollars of proceeds placed under this option.

       LIFE ANNUITY. Equal monthly payments will be made in the same manner as in the above Payments for Life option except that the amount of each payment will be the monthly income provided by National Life's then current settlement rates on the date the proceeds become payable. No additional interest will be paid.

       JOINT AND TWO THIRDS ANNUITY. Equal monthly payments, based on an interest rate of 3.5% per year, will be made while two chosen persons are both living. Upon the death of either, two-thirds of the amount of those payments will continue to be made during the life of the survivor. We may require proof of the ages of the chosen persons.

       50% SURVIVOR ANNUITY. Equal monthly payments, based on an interest rate of 3.5% per year, will be made during the lifetime of the chosen primary person. Upon the death of the chosen primary person, 50% of the amount of those payments will continue to be made during the lifetime of the secondary chosen person. We may require proof of the ages of the chosen persons.

We may pay interest in excess of the stated amounts under the first four options listed above, but not the last three. Under the first two, and fourth options above, the payee has the right to change options or to withdraw all or part of the remaining proceeds. For additional information concerning the payment options, see the Policy.

AUTOMATED FUND TRANSFER FEATURES

DOLLAR COST AVERAGING

       You may elect Dollar Cost Averaging at issue by marking the appropriate box on the initial application, and completing the appropriate instructions. You may also begin a Dollar Cost Averaging program after issue by filling out similar information on a change request form and sending it to us at our Home Office.

       If you elect this feature, we will take the amount to be transferred from the Money Market Subaccount and transfer it to the Subaccount or Subaccounts designated to receive the funds, each month on the Monthly Policy Date. If you elect Dollar Cost Averaging on your application for the Policy, it will start with the Monthly Policy Date after the date that is 20 days after issue. If you begin a Dollar Cost Averaging program after the free look period is over, it will start on the next Monthly Policy Date. Dollar Cost Averaging will continue until the amount in the Money Market Subaccount is depleted. The minimum monthly transfer by Dollar Cost Averaging is $100, except for the transfer which reduces the amount in the Money Market Subaccount to zero. You may discontinue Dollar Cost Averaging at any time by sending an appropriate change request form to the Home Office. You may not use the dollar cost averaging feature to transfer Accumulated Value to the General Account.

Dollar Cost Averaging allows you to move funds into the various investment types on a more gradual and systematic basis than the frequency on which you pay premiums. The dollar cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high. The periodic investment of the same amount will result in higher numbers of units being purchased when unit prices are lower, and lower numbers of units being purchased when unit prices are higher. This technique will not, however, assure a profit or protect against a loss in declining markets. Moreover, for the dollar cost averaging technique to be effective, amounts should be available for allocation from the Money Market Subaccount through periods of low price levels as well as higher price levels.

PORTFOLIO REBALANCING

       You may elect Portfolio Rebalancing at issue by marking the appropriate box on the application, or, after issue, by completing a change request form and sending it to our Home Office.

       In Policies utilizing Portfolio Rebalancing from the Date of Issue, an automatic transfer will take place which causes the percentages of the current values in each Subaccount to match the current premium allocation percentages, starting with the Monthly Policy Date six months after the Date of Issue, and then on each Monthly Policy Date six months thereafter. Policies electing Portfolio Rebalancing after issue will have the first automated transfer occur as of the Monthly Policy Date on or next following the date we receive the election at our Home Office, and subsequent rebalancing transfers will occur every six months from that date. You may discontinue Portfolio Rebalancing at any time by submitting an appropriate change request form to us at our Home Office.

If you change your Policy's premium allocation percentages, Portfolio Rebalancing will automatically be discontinued unless you specifically direct otherwise.

       Portfolio Rebalancing will result in periodic transfers out of Subaccounts that have had relatively favorable investment performance in relation to the other Subaccounts to which a Policy allocates premiums, and into Subaccounts which have had relatively unfavorable investment performance in relation to the other Subaccounts to which the Policy allocates premiums. Portfolio rebalancing does not guarantee a profit or protect against a loss.

POLICIES ISSUED IN CONJUNCTION WITH EMPLOYEE BENEFIT PLANS

Policies may be acquired in conjunction with employee benefit plans, including the funding of qualified pension plans meeting the requirements of Section 401 of the Code.

For employee benefit plan Policies, the maximum cost of insurance rates used to determine the monthly Cost of Insurance Charge are based on the Commissioners' 1980 Standard Ordinary Mortality Tables NB and SB. Under these Tables, mortality rates are the same for male and female Insureds of a particular Attained Age and Rate Class.

Illustrations reflecting the premiums and charges for employee benefit plan Policies will be provided upon request to purchasers of such Policies.

There is no provision for misstatement of sex in the employee benefit plan Policies. (See "Misstatement of Age and Sex," in the prospectus.) Also, the rates used to determine the amount payable under a particular Settlement Option will be the same for male and female Insureds. (See "Settlement Options," above.)

If a Policy is purchased in connection with a plan sponsored by an employer, all rights under the Policy rest with the Policy Owner, which may be the employer or other obligor under the plan. Benefits available to participants under the plan will be governed solely by the provisions of the plan. Accordingly, some of the options and elections under the Policy may not be available to participants under the provisions of the plan. In such cases, participants should contact their employers for information regarding the specifics of the plan.

SPECIAL RULES FOR EMPLOYEE BENEFIT PLANS

If a trustee under a pension or profit-sharing plan, or similar deferred compensation arrangement, owns a Policy, the Federal and state income and estate tax consequences could differ. A tax adviser should be consulted with respect to such consequences. Policies owned under these types of plans may also be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA"). You should consult a qualified adviser regarding ERISA.

The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited.

The current cost of insurance for the Net Amount at Risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income. We report this cost (generally referred to as the "P.S. 58" cost) to the participant annually.

If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's Beneficiary, then the excess of the Death Benefit over the Accumulated Value is not taxable. However, the Accumulated Value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy.

LEGAL DEVELOPMENTS REGARDING UNISEX ACTUARIAL TABLES

In 1983, the United States Supreme Court held in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In that case, the Court applied its decision only to benefits derived from contributions made on or after August 1, 1983. Subsequent decisions of lower federal courts indicate that in other factual circumstances the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, legislative, regulatory, or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances. The Policies offered by this Prospectus, other than employee benefit plan Policies (see "Special Rules For Employee Benefit Plans," below) are based upon actuarial tables which distinguish between men and women and, thus, the Policy provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Policy and in determining whether an employee benefit plan Policy is appropriate.

POLICY REPORTS

Within 30 days after each Policy Anniversary, a statement will be sent to you describing the status of your Policy, including setting forth the Face Amount, the current Death Benefit, any Policy loans and accrued interest, the current Account Value, the amount held as Collateral in the Loan Account, the value in each Subaccount of the Separate Account, premiums paid since the last report, charges deducted since the last report, any Withdrawals since the last report, and the current Net Cash Surrender Value. In addition, a statement will be sent to you showing the status of your Policy following the transfer of amounts from one Subaccount of a Separate Account to another, the taking out of a loan, a repayment of a loan, a Withdrawal and the payment of any premiums (excluding those paid by bank draft or otherwise under the Automatic Payment Plan).

      You will receive a semi-annual report containing the financial statements of each Fund in which your Policy has Account Value, as required by the 1940 Act.

RECORDS

We will maintain all records relating to the Policy at our Home Office at National Life Drive, Montpelier, Vermont 05604.

LEGAL MATTERS


Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on legal matters relating to certain aspects of Federal securities law applicable to the issue and sale of the Policies. Matters of Vermont law pertaining to the Policies, including National Life's right to issue the Policies and its qualification to do so under applicable laws and regulations issued thereunder, have been passed upon by ________________________ of National Life.


EXPERTS

The Financial Statements have been included in this Statement of Additional Information, which is part of the registration statement in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of National Life and of the relevant Subaccounts of the Separate Account appear on the following pages. The financial statements of National Life should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon National Life's ability to meet its obligations under the Policies.

                              2004 NL AND SEPARATE


                      ACCOUNT FINANCIALS TO BE PROVIDED BY


                         POST EFFECTIVE AMENDMENT FILING

                            PART C: OTHER INFORMATION


ITEM 26. EXHIBITS

     (a) Resolutions of the Board of Directors of National Life Insurance Company ("Depositor") authorizing establishment of National Variable Life Insurance Account ("Registrant") (9)
     (b)  Custodian Agreements: Not applicable
     (c) (1) Form of Distribution Agreement between National Life Insurance Company and Equity Services, Inc. (3)
          (2)  Form of Equity Services, Inc. Branch Office Supervisor Contract
               (9)
          (3)  Form of Equity Services, Inc. Registered Representative Contract
               (9)
          (4)  Schedule of Sales Commissions (8)
     (d)  Contracts:
          (1)  Specimen Sentinel Benefit Provider Policy Form (7)
          (2)  Supplemental Term Insurance Rider (7)
          (3)  Endorsement for Unisex Policies (7)
     (e)  Application (7)
     (f)  Corporate documents:
          (1)  National Life Insurance Company's Charter documents (9)
          (2)  National Life Insurance Company's By-laws (9)
     (g)  NA
     (h)  Participation Agreements:
          (1)  (a)  Form of Participation Agreement - Market Street
                    Fund, Inc., National Life Insurance Company and
                    Equity Services, Inc.(2)
               (b) Form of Amendment No. 2 to Participation Agreement - Market Street Fund, Inc., National Life Insurance Company and 1717 Capital Management Company (formerly PML Securities Company(4)
               (c) Form of Amendment No. 3 to Participation Agreement- Market Street Fund, Inc., National Life Insurance Company and 1717 Capital Management Company (formerly PML Securities Company)
                    (6)
               (d) Form of Amendment No. 4 to Participation Agreement - Market Street Fund, Inc., National Life Insurance Company, 1717 Capital Management Company (formerly PML Securities Company) and LSW (8)
          (2) (a) Form of Participation Agreement - The Alger American Fund, National Life Insurance Company and Fred Alger and Company
                    (2)
               (b) Form of Amended Schedule A to the Participation Agreement - The Alger American Fund, National Life Insurance Company and Fred Alger and Company (5)
               (c) Form of Amendment No. 2 to the Participation Agreement - The Alger American Fund, National Life Insurance Company and Fred Alger and Company (6)
               (d) Form of Amendment No. 3 to the Participation Agreement by and among The Alger American Fund, National Life Insurance Company, Fred Alger and Company and LSW (8)
          (3)  Form of Shareholder Services Agreement - National Life
               Insurance Company and American Century Investment
               Management, Inc.(4)
          (4)  Form of Participation Agreement - National Life Insurance
               Company and J. P. Morgan Series Trust II(4)
          (5) Form of Participation Agreement - National Life Insurance Company, Neuberger Berman Advisers Managers Trust, Advisers Managers Trust, and Neuberger Berman Management Incorporated(4)
          (6) Form of Participation Agreement - BT Insurance Funds Trust, Bankers Trust Company and National Life Insurance Company (17)
          (7) (a) Fidelity Participation Agreement - Variable Insurance Products Fund, Fidelity Distributors Corporation and
                   Vermont Life Insurance Company (now National Life
                   Insurance Company) ("VIPF") (10)
               (b) Amendment No. 1 to VIPF (11)
               (c) Amendment No. 2 to VIPF (12)

          (8)  (a) Fidelity Participation Agreement between Variable
                   Insurance Products Fund II, Fidelity Distributors
                   Corporation and Vermont Life Insurance Company (now
                   National Life Insurance Company) ("VIPFII") (10)
               (b) Amendment No. 1 to VIPFII (13)
               (c) Amendment No. 2 to VIPFII (12)
          (9)  Participation Agreement - between National Life
               Insurance Company and The Dreyfus Socially
               Responsible Growth Fund, Inc.(14)
          (10) Participation Agreement - National Life Insurance Company, INVESCO Variable Investment Funds, Inc.; INVESCO Funds Group, Inc., and INVESCO Distributors, Inc. (15)
          (11) Participation Agreement amount National Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Dean Witter Investment Management Inc. and Miller Anderson & Sherrerd, LLP (16)
          (12) Participation Agreement between Sentinel Variable Products Trust, National Life Insurance Company and Equity Services, Inc. (19)

          (13) Participation Agreement - National Life Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Strong Capital Management, Inc. and Strong Funds Distributors, Inc. (21)
     (i)  Services Agreement between Life Product Developers, Inc.,
          Victor Bertolozzi and National Life Insurance Company (22)

     (j)  Other Material Contracts: Not applicable

     (k) Opinion and Consent of _______________, as to the legality of the securities being offered (*)

     (l) Opinion and Consent of Kiri Parankirinathan, A.S.A., M.A.A.A, Consultant, as to actuarial matters pertaining to the securities being registered. (*)


     (m)  Calculation (20)
     (n)  (1)  Consent of PricewaterhouseCoopers LLP, Auditors (*)
          (2) Consent of Sutherland Asbill & Brennan LLP (*)
     (o)  NA
     (p)  Initial Capital Agreement: Not applicable
     (q) Redeemability exemption: Memorandum describing issuance, transfer and redemption procedures (8)
     (r)  Powers of Attorney:
          (1)  Robert E. Boardman (7)
          (2)  A. Gary Shilling (7)
          (3)  Jeremiah E. Casey (18)
          (4)  Thomas H. MacLeay(18)

(1) Incorporated herein by reference to the Form S-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account (VariTrak) filed on May 5, 1995
(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account (VariTrak) filed December 29, 1995.
(3) Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No.33-91938) for National Variable Life Insurance Account (VariTrak) filed March 12, 1996
(4) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 333-44723) for National Variable Life Insurance Account (Sentinel Estate Provider filed April 16, 1998)
(5) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (file No. 333-19583) for National Variable Annuity Account II (Sentinel Advantage) filed May 28, 1997.
(6) Incorporated herein by referenced to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-47363 ) for LSW Variable Annuity Account I (RetireMax) filed July 31, 1998.
(7) Incorporated herein by reference to the Form S-6 Registration Statement (File No. 333-67003) for National Variable Life Insurance Account (Sentinel Benefit Provider) filed on November 9, 1998.
(8) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 333-67003) for National Variable Life Insurance Account (Sentinel Benefit Provider) filed February 8, 1999
(9) Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form S-6 Registration Statement (File No. 333-67003) for National Variable Life Insurance Account (Sentinel Benefit Provider) filed February 11, 1999.

(10) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-19583) for National Variable Annuity Account II (Sentinel Advantage) filed February 25, 1999
(11) Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 33-91938 for National Variable Life Insurance Account (VariTrak) filed March 12, 1996
(12) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 333-44723) for National Variable Life Insurance Account (Sentinel Estate Provider) filed April 16, 1998.
(13) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form S-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account (VariTrak) filed April 30, 1997
(14) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement (File No. 333-44723) for National Variable Life Insurance Account (Sentinel Estate Provider) filed May 1, 2001.
(15) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement (File No. 333-44723) for National Variable Life Insurance Account (Sentinel Estate Provider) filed May 1, 2001.
(16) Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form S-6 Registration Statement (File No. 333-67003) for National Variable Life Insurance Account (Sentinel Benefit Provider) filed May 1, 2001.
(17) Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 333-67003) for National Variable Life Insurance Account (Sentinel Benefit Provider) filed May 5, 1999.
(18) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement (File No. 333-67003) for National Variable Life Insurance Account (Sentinel Benefit Provider) filed May 1, 2002.
(19) Incorporated herein by reference to Post-Effective Amendment No.12 to the Form S-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account (VariTrak) filed February 28, 2003
(20) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-6 Registration Statement (File No. 333-67003) for National Variable Life Insurance Account (Sentinel Benefit Provider) filed May 1, 2003.

(21) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 333-44723) for National Variable Life Insurance Account (Sent. Estate Provider), filed April 16, 1998
(22) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-6 Registration Statement (File No. 333-67003) for National Variable Life Insurance Account (Sentinel Benefit Provider) filed May 3, 2004
  *   To be filed by post-effective amendment


ITEM 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Thomas H. MacLeay                  Chairman of the Board, President,
                                   CEO and Director



Jeremiah E. Casey                  Director
Allfirst Financial, Inc.
25 S. Charles Street
Baltimore, MD  21201

Bruce Lisman                       Director
Bear Stearns Companies
383 Madison Avenue, 5th Floor
New York, NY  10179

A. Gary Shilling                   Director
A. Gary Shilling & Co., Inc.
500 Morris Avenue
Springfield, NJ  07081-1020


Edward J. Bonach                   Executive Vice President &
                                   Chief Financial Officer
Rodney A. Buck                     Executive Vice President
Michele S. Gatto                   Executive Vice President - Corporate Services
                                   & General Counsel
Christian W. Thwaites              Executive Vice President
Thomas H. Brownell                 Senior Vice President & Chief Investment
                                   Officer
Joel Conrad                        Senior Vice President & Chief Information
                                   Officer

Don W. Cummings                    Senior Vice President - Finance
Gregory H. Doremus                 Senior Vice President - New Business &
                                   Customer Service
Kenneth R. Ehinger                 Senior Vice President - Career Division
Charles C. Kittredge               Senior Vice President - Marketing Development
                                   & Operations
Wade H. Mayo                       Senior Vice President
Ruth B. Smith                      Senior Vice President - Registered Product &
                                   Life Event
Distribution.

James K. McQueston                 Secretary of the Corporation
Robert E. Cotton                   Treasurer

*Unless otherwise indicated, the principal business address is National Life Drive, Montpelier, VT 05604.


ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

         A list of all persons directly or indirectly controlled by or under common control with National Life is set forth below. All of the stock of National Life is owned by NLV Financial Corporation, a Delaware corporation. All of the stock of NLV Financial Corporation is owned by National Life Holding Company, a mutual insurance holding company organized under Vermont law.

         National Life Insurance Company owns 100% of Administrative Services, Inc., a Vermont administrative services company and National Financial Services, Inc., a Vermont holding company. National Financial Services, Inc. owns 100% of LSW National Holdings, Inc., a Vermont holding company; LSW National Holdings Inc. owns 100% of Insurance Investors Life Insurance Company, a Texas corporation; Insurance Investors Life Insurance Company owns 100% of Life Insurance Company of the Southwest, a Texas corporation.


         National Life Insurance Company owns 100% of NL Capital Management, Inc., a Vermont corporation. NL Capital Management, Inc. owns 100% of National Retirement Plan Advisors, Inc., a Delaware administrative service corporation, Sigma American Corporation, a Delaware holding company and Equity Services, Inc., a Vermont securities broker-dealer. Equity Services, Inc. owns 100% of Sentinel Administrative Service Corporation, a Vermont holding company. Sentinel Administrative Service Corporation and Sigma American Corporation, a Delaware holding corporation, are the majority partners of Sentinel Administrative Service Company, a Vermont general partnership which provides transfer agency services and National Retirement Plan Advisors, Inc. and Providentmutual Management Company, Inc., a Delaware holding corporation a subsidiary of Sigma American Corporation, are the majority partners of Sentinel Advisors Company, a Vermont general partnership.


         NL Capital Management, Inc. and Sigma American Corporation are the majority partners of Sentinel Management Company, a Vermont general partnership which provides management services. NL Capital Management, Inc. and Providentmutual Financial Services, Inc., a Delaware holding corporation and a subsidiary of Providentmutual Management Company, Inc., are the majority partners of Sentinel Financial Services Company, a Vermont general partnership which is a securities broker-dealer. Sentinel Management Company owns 100% of American Guaranty & Trust Company, a Delaware corporation.


ITEM 29. INDEMNIFICATION

         The By-Laws of Depositor provide, in part in Article VI, as follows:

         7.1 Indemnification.

         (a) The Corporation shall indemnify and hold harmless any officer, director, employee or agent of the Corporation to the fullest extent permitted under Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated, as the same may be amended from time to time. Any repeal or modification of this
Section 7.1 or of Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated shall not adversely affect any right of indemnification of any officer, director or employee of the Corporation existing at any time prior to such repeal or modification. Provided, however, that the Corporation shall not be required to indemnify a person in connection with a proceeding initiated by such person, including a counterclaim or crossclaim, unless the proceeding was authorized by the Board of Directors.

         (b) The Corporation may pay or reimburse the reasonable expenses incurred in defending any proceeding in advance of its final disposition if the Corporation has received in advance an undertaking by the person receiving such payment or reimbursement to repay all amounts advanced if it should be ultimately determined that he or she is not entitled to be indemnified under this article or otherwise. The Corporation may require security for any such undertaking.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.   PRINCIPAL UNDERWRITER

          (a) Equity Services, Inc. (ESI) is the principal underwriter for National Variable Annuity Account II and National Variable Life Insurance Account.

         (b) The following information is furnished with respect to the officers and directors of ESI:

-------------------- ------------------------------ ---------------------------
NAME AND PRINCIPAL   POSITIONS AND OFFICES          POSITIONS AND OFFICES
BUSINESS ADDRESS*    WITH ESI                       WITH DEPOSITOR
-------------------- ------------------------------ ---------------------------

Kenneth R. Ehinger   President, Chief Executive     Senior Vice President -
                     Officer & Director

-------------------- ------------------------------ ---------------------------
-------------------- ------------------------------ ---------------------------
John M. Grab         Senior Vice President &        None
                     Chief Financial Officer
-------------------- ------------------------------ ---------------------------
-------------------- ------------------------------ ---------------------------
Stephen A. Englese   Senior Vice President -        None
                     Securities Operations
-------------------- ------------------------------ ---------------------------
-------------------- ------------------------------ ---------------------------

Gregory D. Teese     Vice President - Compliance &   None
                     Chief Compliance Officer

-------------------- ------------------------------ ---------------------------
-------------------- ------------------------------ ---------------------------
Isabelle Keiser      Vice President                 None
-------------------- ------------------------------ ---------------------------
-------------------- ------------------------------ ---------------------------
Tammy W. King        Vice President - Marketing &   None
                     Field Development
-------------------- ------------------------------ ---------------------------
-------------------- ------------------------------ ---------------------------

-------------------- ------------------------------ ---------------------------
-------------------- ------------------------------ ---------------------------

-------------------- ------------------------------ ---------------------------
-------------------- ------------------------------ ---------------------------

James Canavan        Assistant Vice President       None

-------------------- ------------------------------ ---------------------------
-------------------- ------------------------------ ---------------------------

D. Russell Morgan    Counsel                        Chief Compliance Officer -
                                                    Separate Accounts

-------------------- ------------------------------ ---------------------------
-------------------- ------------------------------ ---------------------------
Sharon E. Bernard    Treasurer & Controller         None
-------------------- ------------------------------ ---------------------------
-------------------- ------------------------------ ---------------------------
James K. McQueston   Secretary                      Assistant General Counsel
                                                    & Secretary
-------------------- ------------------------------ ---------------------------
-------------------- ------------------------------ ---------------------------
Thomas H. MacLeay    Director                       Chairman & Chief Executive
                                                    Officer
-------------------- ------------------------------ ---------------------------
-------------------- ------------------------------ ---------------------------
Edward J. Bonach     Director                       Executive Vice President &
                                                    Chief Financial Officer
-------------------- ------------------------------ ---------------------------
-------------------- ------------------------------ ---------------------------


  *Unless otherwise indicated, principal business address is One National Life Drive, Montpelier, Vermont 05604.


         (c) Commission and other compensation received, directly or indirectly from the Registrant during Registrant's last fiscal year by each principal underwriter:

---------------------- ----------------- ----------------- ------------- -------------
NAME OF                NET UNDERWRITING  COMPENSATION ON   BROKERAGE     OTHER
PRINCIPAL              DISCOUNTS AND     REDEMPTION        COMMISSIONS   COMPENSATION
UNDERWRITER            COMMISSIONS
---------------------- ----------------- ----------------- ------------- -------------
---------------------- ----------------- ----------------- ------------- -------------

Equity Services, Inc.      $_____              -0-           $______         -0-

---------------------- ----------------- ----------------- ------------- -------------

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS.
All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by National Life Insurance Company at One National Life Drive, Montpelier, Vermont 05604.

ITEM 32.  MANAGEMENT SERVICES
All management contracts are discussed in Part A or Part B.

ITEM 33.  FEE REPRESENTATION
National Life Insurance Company ("the Company") hereby represents that the fees and charges deducted under the variable life insurance policies described in the prospectus contained in this registration statement, in the aggregate are reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, National Variable Life Insurance Account, has duly caused this Post-Effective Amendment No. 8 to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Montpelier and the State of Vermont, on the24th day of February, 2005.


                                          NATIONAL VARIABLE LIFE
                                          INSURANCE ACCOUNT (Registrant)

                                          By: NATIONAL LIFE INSURANCE COMPANY



Attest: /s/ Christopher M. Neronha      By: /s/ Thomas H. MacLeay
        --------------------------          ---------------------
        Christopher M. Neronha               Thomas H. MacLeay
        Assistant Secretary                  Chairman of the Board, President
                                             and Chief Executive Officer

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, National Life Insurance Company has duly caused this Post-Effective Amendment No. 8 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal affixed and attested, in the City of Montpelier and the State of Vermont, on the 24th day of February, 2005.

                                        NATIONAL LIFE INSURANCE COMPANY
(SEAL)                                  (Depositor)





Attest: /s/ Christopher M. Neronha       By: /s/Thomas H. MacLeay
        --------------------------           --------------------
        Christopher M. Neronha               Thomas H. MacLeay
        Assistant Secretary                  Chairman of the Board, President
                                             and Chief Executive Officer



                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.


SIGNATURE                           TITLE                     DATE


/s/ Thomas H. MacLeay     Chairman, President, Chief           February 24, 2005
Thomas H. MacLeay         Executive Officer, and Director



/s/Edward J. Bonach       Executive Vice President &           February 24, 2005
Edward J. Bonach          Chief Financial Officer



JEREMIAH E. CASEY*        Director                             February 24, 2005
-----------------
Jeremiah E. Casey


Bruce Lisman              Director

A. GARY SHILLING*         Director                             February 24, 2005
----------------
A. Gary Shilling


*By: /s/  Thomas H. MacLeay                            Date:   February 24, 2005
     Thomas H. MacLeay
     Pursuant to Power of Attorney